Schedule of Investments (unaudited)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.4%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.10%)(a)(b)	EUR100	$129,030
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(c)(d)	USD113	109,293
4.50%, 09/15/27(c)	USD80	80,016
5.88%, 04/15/30(c)	USD60	61,737
6.13%, 04/15/32(c)(d)	USD100	104,184
Mineral Resources Ltd.
7.00%, 04/01/31(c)(d)	USD85	89,255
8.00%, 11/01/27(c)	USD70	71,616
8.50%, 05/01/30(c)(d)	USD95	98,575
9.25%, 10/01/28(c)	USD135	141,909
		885,615
Austria — 0.1%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR100	125,286
Benteler International AG, 7.25%, 06/15/31(a)	EUR100	126,354
		251,640
Belgium — 0.2%
Azelis Finance NV, 4.75%, 09/25/29(a)	EUR100	121,342
Ontex Group NV, 5.25%, 04/15/30(a)	EUR100	116,148
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR100	118,219
		355,709
Canada — 3.2%
Air Canada, 4.63%, 08/15/29(c)	CAD488	359,621
AtkinsRealis Group, Inc., 7.00%, 06/12/26	CAD25	18,620
AutoCanada, Inc., 5.75%, 02/07/29(c)	CAD75	54,020
Bausch Health Companies, Inc., 5.00%, 02/15/29(c)	USD50	38,138
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)	USD150	155,213
7.00%, 09/15/55, (5-year CMT + 2.36%)(b)	USD175	183,368
Bombardier, Inc.
6.00%, 02/15/28(c)	USD75	75,071
6.75%, 06/15/33(c)	USD105	110,359
7.00%, 06/01/32(c)(d)	USD115	120,865
7.25%, 07/01/31(c)(d)	USD95	100,956
7.50%, 02/01/29(c)	USD85	88,289
8.75%, 11/15/30(c)	USD125	134,002
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(c)(d)	USD75	70,071
6.25%, 09/15/27(c)	USD57	56,992
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(c)	USD95	91,594
3.88%, 01/15/28(c)	USD220	216,799
4.00%, 10/15/30(c)	USD350	333,507
4.38%, 01/15/28(c)	USD95	94,313
5.63%, 09/15/29(c)	USD50	50,883
6.13%, 06/15/29(c)	USD175	179,613
Cineplex, Inc., 7.63%, 03/31/29(c)	CAD150	114,575
Garda World Security Corp.
6.00%, 06/01/29(c)	USD50	49,268
6.50%, 01/15/31(c)	USD75	76,980
7.75%, 02/15/28(c)(d)	USD55	56,175
8.25%, 08/01/32(c)	USD110	112,082
8.38%, 11/15/32(c)	USD100	102,587
Security	Par (000)	Value
Canada (continued)
GFL Environmental, Inc.
4.00%, 08/01/28(c)	USD125	$122,975
4.38%, 08/15/29(c)	USD80	78,410
4.75%, 06/15/29(c)	USD125	124,152
goeasy Ltd.
6.88%, 02/15/31(c)(d)	USD50	46,904
7.38%, 10/01/30(c)	USD50	48,071
7.63%, 07/01/29(c)	USD115	113,951
9.25%, 12/01/28(c)	USD75	77,137
Series 144*, 6.88%, Series 144*, 05/15/30(c)	USD55	52,387
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(c)	USD50	48,670
8.50%, 03/15/30(c)	USD125	130,645
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(c)	USD45	31,860
10.75%, 06/30/32(c)	USD60	28,916
Mattamy Group Corp.
4.63%, 03/01/30(c)	USD90	87,699
6.00%, 12/15/33(c)	USD100	98,368
Mattr Corp., 7.25%, 04/02/31(c)	CAD65	48,810
Methanex Corp.
5.13%, 10/15/27	USD110	110,316
5.25%, 12/15/29	USD65	65,294
NOVA Chemicals Corp.
4.25%, 05/15/29(c)	USD82	80,379
5.25%, 06/01/27(c)	USD135	135,635
7.00%, 12/01/31(c)	USD50	53,376
8.50%, 11/15/28(c)	USD50	52,357
9.00%, 02/15/30(c)	USD85	90,699
NuVista Energy Ltd., 7.88%, 07/23/26(c)	CAD50	36,752
Open Text Corp.
3.88%, 02/15/28(c)	USD115	111,249
3.88%, 12/01/29(c)	USD105	97,403
Open Text Holdings, Inc.
4.13%, 02/15/30(c)	USD115	107,019
4.13%, 12/01/31(c)(d)	USD118	105,893
RB Global Holdings, Inc.
6.75%, 03/15/28(c)	USD85	86,672
7.75%, 03/15/31(c)	USD90	93,866
Rogers Communications, Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(b)(c)	USD125	124,788
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)	USD125	129,625
7.13%, 04/15/55, (5-year CMT + 2.62%)(b)	USD150	157,448
Sleep Country Canada Holdings, Inc., 6.63%, 11/28/32	CAD150	112,267
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(d)	USD75	79,337
7.63%, 03/01/55, (5-year CMT + 3.95%)(b)	USD50	52,018
Superior Plus LP, 4.25%, 05/18/28(c)	CAD50	36,325
Tamarack Valley Energy Ltd.
6.88%, 07/25/30(c)	CAD75	56,870
7.25%, 05/10/27(c)	CAD50	37,112
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(b)	USD100	102,287
7.00%, 10/15/55, (5-year CMT + 2.71%)(b)	USD125	130,668
Series ., 6.38%, Series ., 06/09/56, (5-year CMT + 2.69%)(b)	USD100	100,924
Series ..., 6.63%, Series ..., 06/09/56, (5-year CMT + 2.52%)(b)	USD100	100,434
Wrangler Holdco Corp., 6.63%, 04/01/32(c)	USD65	67,690
		6,697,619

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cayman Islands — 0.1%
Azorra Finance Ltd., 7.75%, 04/15/30(c)	USD75	$78,790
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(c)	USD150	155,425
		234,215
China — 0.0%
Swissport Investments SA, 6.75%, 12/15/21(a)(e)(f)	EUR100	1
Colombia — 0.0%
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 06/30/32(c)	USD50	52,062
Czech Republic — 0.1%
Allwyn Entertainment Financing UK PLC, 7.25%, 04/30/30(a)	EUR90	111,613
Denmark — 0.3%
Genmab A/S
6.25%, 12/15/32(c)	USD175	179,345
7.25%, 12/15/33(c)	USD100	105,614
Orsted A/S
1.50%, (5-year EUR Swap + 1.86%)(a)(b)	EUR100	103,074
1.75%, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR100	114,560
2.50%, (5-year UK GovernmentBond + 2.13%)(a)(b)	GBP100	107,492
5.25%, (5-year EUR Swap + 2.62%)(a)(b)	EUR100	122,043
		732,128
Finland — 0.2%
Citycon Treasury BV
1.63%, 03/12/28(a)	EUR100	111,720
5.00%, 03/11/30(a)	EUR100	113,188
Finnair OYJ, 4.75%, 05/24/29(a)	EUR100	121,914
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(a)	EUR100	120,080
		466,902
France — 5.1%
Afflelou SAS, 6.00%, 07/25/29(a)	EUR100	122,903
Air France-KLM
3.75%, 09/04/30(a)	EUR100	118,672
3.88%, 01/14/31(a)	EUR100	118,567
8.13%, 05/31/28(a)	EUR100	130,512
Altice France SA
4.75%, 10/15/30(a)	EUR149	169,663
5.38%, 04/15/32(a)	EUR99	113,111
6.50%, 04/15/32(c)	USD234	228,957
6.88%, 10/15/30(c)	USD114	112,041
6.88%, 07/15/32(c)	USD177	172,907
7.25%, 11/01/29(a)	EUR99	118,427
9.50%, 11/01/29(c)	USD158	162,492
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR100	122,818
CAB SELAS, 3.38%, 02/01/28(a)	EUR100	114,975
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR100	90,954
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR100	19,911
CMA CGM SA
4.88%, 01/15/32(a)	EUR150	172,466
5.50%, 07/15/29(a)	EUR100	122,486
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(b)(c)(g)	USD200	236,600
Elior Group SA, 5.63%, 03/15/30(a)	EUR100	122,620
Emeria SASU, 3.38%, 03/31/28(a)	EUR100	98,454
Eramet SA, 7.00%, 05/22/28(a)	EUR100	122,117
Security	Par (000)	Value
France (continued)
Eutelsat SA
1.50%, 10/13/28(a)	EUR100	$114,226
9.75%, 04/13/29(a)	EUR100	125,592
Flamingo Lux II SCA, 5.00%, 03/31/29(a)	EUR100	40,302
Fnac Darty SA, 6.00%, 04/01/29(a)	EUR100	122,379
Forvia SE
2.38%, 06/15/27(a)	EUR100	117,695
3.75%, 06/15/28(a)	EUR72	84,537
5.13%, 06/15/29(a)	EUR100	122,042
5.38%, 03/15/31(a)	EUR100	122,314
5.50%, 06/15/31(a)	EUR100	122,801
5.63%, 06/15/30(a)	EUR100	123,961
6.75%, 09/15/33(c)	USD50	51,287
Getlink SE, 4.13%, 04/15/30(a)	EUR100	121,355
Goldstory SAS, 6.75%, 02/01/30(a)	EUR100	116,400
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.88%, 10/24/29(a)	EUR100	123,297
Series ., 0.63%, Series ., 09/16/28(a)	EUR100	111,007
Iliad Holding SAS
5.38%, 04/15/30(a)	EUR100	122,204
5.63%, 10/15/28(a)	EUR100	120,048
6.88%, 04/15/31(a)	EUR100	126,166
7.00%, 10/15/28(c)	USD100	101,174
7.00%, 04/15/32(c)	USD100	102,530
8.50%, 04/15/31(c)	USD115	123,137
iliad SA
1.88%, 02/11/28(a)	EUR100	116,007
4.25%, 12/15/29(a)	EUR100	121,450
5.38%, 06/14/27(a)	EUR100	121,836
5.38%, 02/15/29(a)	EUR100	124,670
Series ., 5.38%, Series ., 05/02/31(a)	EUR100	127,138
IPD 3 BV, 5.50%, 06/15/31(a)	EUR100	118,031
Kapla Holding SAS, 5.00%, 04/30/31(a)	EUR100	120,065
Laboratoire Eimer SELAS, 5.00%, 02/01/29(a)	EUR100	109,616
Loxam SAS
4.25%, 02/15/31(a)	EUR100	119,041
6.38%, 05/15/28(a)	EUR100	121,874
6.38%, 05/31/29(a)	EUR113	137,733
Mobilux Finance SAS, 7.00%, 05/15/30(a)	EUR100	123,282
New Immo Holding SA
3.25%, 07/23/27(a)	EUR100	118,359
5.88%, 04/17/28(a)	EUR200	245,992
6.00%, 03/22/29(a)	EUR100	123,949
Nexans SA
4.13%, 05/29/29(a)	EUR100	121,261
4.25%, 03/11/30(a)	EUR100	122,068
Opal Bidco SAS
5.50%, 03/31/32(a)	EUR200	242,860
6.50%, 03/31/32(c)	USD150	152,926
Opmobility, 4.88%, 03/13/29(a)	EUR100	123,112
OVH Groupe SA, 4.75%, 02/05/31(a)	EUR100	118,563
Paprec Holding SA, 4.13%, 07/15/30(a)	EUR200	238,524
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR100	122,998
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.20%)(a)(b)	EUR100	121,466
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR100	124,880

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Renault SA
2.50%, 04/01/28(a)	EUR100	$117,453
3.88%, 09/30/30(a)	EUR100	119,938
Rexel SA
2.13%, 12/15/28(a)	EUR100	116,285
4.00%, 09/15/30(a)	EUR100	120,151
Seche Environnement SACA, 4.50%, 03/25/30(a)	EUR100	120,682
SNF Group SACA, 4.50%, 03/15/32(a)	EUR100	122,023
SPIE SA, 3.75%, 05/28/30(a)	EUR100	119,505
Tereos Finance Groupe I SA
4.75%, 04/30/27(a)	EUR100	118,852
5.75%, 04/30/31(a)	EUR100	111,601
Valeo SE
1.00%, 08/03/28(a)	EUR100	112,920
4.50%, 04/11/30(a)	EUR100	121,511
4.63%, 03/23/32(a)	EUR100	119,814
5.38%, 05/28/27(a)	EUR100	121,572
5.88%, 04/12/29(a)	EUR100	127,222
Viridien, 8.50%, 10/15/30(a)	EUR90	114,718
Worldline SA/France
0.88%, 06/30/27(a)	EUR100	108,462
4.13%, 09/12/28(a)	EUR100	107,115
5.25%, 11/27/29(a)	EUR100	102,778
		10,646,410
Germany — 3.3%
Aareal Bank AG, 5.63%, 12/12/34, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR100	124,244
Alstria Office AG, 5.50%, 03/20/31(a)	EUR100	121,865
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.11%)(a)(b)	EUR100	117,502
5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(a)(b)	EUR100	123,293
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.27%)(a)(b)	EUR100	123,744
6.63%, 09/25/83, (5-year EUR Swap + 3.43%)(a)(b)	EUR100	126,437
7.00%, 09/25/83, (5-year EUR Swap + 3.90%)(a)(b)	EUR100	132,737
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.75%)(a)(b)	EUR100	119,902
Birkenstock Financing SARL, 5.25%, 04/30/29(a)	EUR100	119,117
Ceconomy AG, 6.25%, 07/15/29(a)	EUR100	123,630
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR100	118,480
7.13%, 06/15/31(a)	EUR100	121,407
7.50%, 05/15/30(a)	EUR100	122,634
CT Investment GmbH, 6.38%, 04/15/30(a)	EUR100	122,257
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.86%)(a)(b)	EUR100	122,019
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR100	118,496
Fressnapf Holding SE, 5.25%, 10/31/31(a)	EUR100	118,819
Gruenenthal GmbH
4.63%, 11/15/31(a)	EUR100	119,708
6.75%, 05/15/30(a)	EUR100	123,502
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(c)(h)	USD50	50,650
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(h)	EUR200	249,798
Security	Par (000)	Value
Germany (continued)
7.00%, 11/15/31, (7.00 % in Cash and 7.75 % in PIK)(a)(h)	EUR100	$128,043
7.75%, 11/15/30, (7.75 % Cash)(c)(h)	USD100	105,241
8.00%, 11/15/32, (8 % Cash)(c)(h)	USD25	26,609
Mahle GmbH, 6.50%, 05/02/31(a)	EUR100	123,078
Mercer International, Inc.
5.13%, 02/01/29(d)	USD110	67,782
12.88%, 10/01/28(c)(d)	USD45	33,074
METRO AG, 4.00%, 03/05/30(a)	EUR100	124,127
Motel One GmbH/Muenchen, 7.75%, 04/02/31(a)	EUR80	101,770
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30(a)	EUR100	121,723
Phoenix PIB Dutch Finance BV, 4.88%, 07/10/29(a)	EUR100	124,009
Progroup AG, 5.38%, 04/15/31(a)	EUR100	120,955
Schaeffler AG
2.88%, 03/26/27(a)	EUR75	88,871
3.38%, 10/12/28(a)	EUR100	118,896
4.50%, 03/28/30(a)	EUR100	121,853
4.50%, 05/12/32(a)	EUR100	119,832
4.75%, 08/14/29(a)	EUR100	122,944
5.38%, 04/01/31(a)	EUR100	125,680
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(a)	EUR100	121,874
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(h)	EUR110	80,722
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR100	118,777
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(c)	USD175	174,989
TUI AG, 5.88%, 03/15/29(a)	EUR100	122,033
TUI Cruises GmbH, 6.25%, 04/15/29(a)	EUR100	122,716
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31(a)	EUR100	123,681
ZF Europe Finance BV
2.50%, 10/23/27(a)	EUR100	116,832
3.00%, 10/23/29(a)	EUR100	112,472
4.75%, 01/31/29(a)	EUR100	119,421
6.13%, 03/13/29(a)	EUR100	123,560
7.00%, 06/12/30(a)	EUR100	126,256
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR100	116,682
2.75%, 05/25/27(a)	EUR100	117,361
3.75%, 09/21/28(a)	EUR100	117,743
ZF North America Capital, Inc.
6.75%, 04/23/30(c)	USD175	175,418
6.88%, 04/14/28(c)	USD75	77,382
7.13%, 04/14/30(c)	USD100	101,932
7.50%, 03/24/31(c)	USD225	230,762
		6,795,341
Greece — 0.6%
Alpha Bank SA, 4.31%, 07/23/36, (5-year EURIBOR ICE Swap + 1.93%)(a)(b)	EUR100	120,645
Eurobank Ergasias Services and Holdings SA, 10.00%, 12/06/32, (5-year EUR Swap + 7.59%)(a)(b)	EUR100	133,049
Eurobank SA, 4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.00%)(a)(b)	EUR100	120,148
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(a)	EUR100	116,945
Metlen Energy & Metals SA
4.00%, 10/17/29(a)	EUR100	120,030
Series ., 3.88%, Series ., 05/26/31(a)	EUR100	117,529

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Greece (continued)
National Bank of Greece SA, 5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR100	$128,257
Piraeus Financial Holdings SA
5.38%, 09/18/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR100	125,279
7.25%, 04/17/34, (5-year EUR Swap + 4.73%)(a)(b)	EUR100	130,828
Public Power Corp. SA
4.25%, 10/31/30(a)	EUR100	120,225
4.63%, 10/31/31(a)	EUR100	121,055
		1,353,990
Hong Kong — 0.2%
Melco Resorts Finance Ltd.
5.38%, 12/04/29(c)	USD135	133,271
5.75%, 07/21/28(c)	USD125	124,976
6.50%, 09/24/33(c)	USD50	49,838
7.63%, 04/17/32(c)	USD100	104,784
		412,869
Ireland — 0.2%
eircom Finance DAC, 5.00%, 04/30/31(a)	EUR100	120,364
Energia Group Roi Financeco DAC, 6.88%, 07/31/28(a)	EUR100	122,481
GGAM Finance Ltd.
5.88%, 03/15/30(c)	USD50	50,777
6.88%, 04/15/29(c)	USD70	72,332
8.00%, 02/15/27(c)	USD70	71,124
8.00%, 06/15/28(c)	USD70	73,767
		510,845
Israel — 0.9%
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(c)	USD56	55,465
5.88%, 03/30/31(a)(c)	USD95	92,421
8.50%, 09/30/33(a)(c)	USD90	96,505
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(c)	USD80	80,860
6.75%, 06/30/30(a)(c)	USD60	61,605
Teva Pharmaceutical Finance Netherlands II BV
1.63%, 10/15/28(a)	EUR100	114,688
1.88%, 03/31/27(a)	EUR100	117,101
3.75%, 05/09/27	EUR100	119,487
4.13%, 06/01/31	EUR125	150,702
4.38%, 05/09/30	EUR150	182,828
7.38%, 09/15/29	EUR100	133,397
7.88%, 09/15/31	EUR100	142,155
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/29	USD125	126,322
6.00%, 12/01/32	USD100	104,833
6.75%, 03/01/28	USD150	155,871
8.13%, 09/15/31	USD75	86,083
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	USD100	103,487
		1,923,810
Italy — 2.9%
Agrifarma SpA, 4.50%, 10/31/28(a)	EUR100	119,003
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR100	117,038
Banca IFIS SpA
3.63%, 11/15/29(a)	EUR100	119,230
6.13%, 01/19/27(a)	EUR100	122,236
Security	Par (000)	Value
Italy (continued)
Banca Monte dei Paschi di Siena SpA, 10.50%, 07/23/29(a)	EUR100	$145,120
Banco BPM SpA, 4.50%, 11/26/36, (5-year EURIBOR ICE Swap + 2.25%)(a)(b)	EUR200	244,722
BFF Bank SpA, 4.88%, 03/30/28, (1-year EURIBOR ICE Swap + 2.62%)(a)(b)	EUR100	120,780
Bubbles Holdco SPA, 6.50%, 09/30/31(a)	EUR100	121,456
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR100	104,366
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR100	120,440
doValue SpA, 7.00%, 02/28/30(a)	EUR100	126,226
Engineering - Ingegneria Informatica - SpA, 8.63%, 02/15/30(a)	EUR100	123,612
Eolo SpA, 4.88%, 10/21/28(a)	EUR100	108,749
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR100	114,172
Fibercop SpA
4.75%, 06/30/30(a)	EUR125	151,391
5.13%, 06/30/32(a)	EUR100	120,893
Series 2036, 7.20%, Series 2036, 07/18/36(c)	USD225	228,299
Gruppo San Donato SpA, 6.50%, 10/31/31(a)	EUR100	119,888
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR100	116,211
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR100	118,238
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31(a)	EUR100	109,712
3.63%, 10/13/32(a)	EUR100	117,471
3.75%, 04/01/30(a)	EUR100	120,515
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR100	120,455
Lottomatica Group SpA, 4.88%, 01/31/31(a)	EUR100	121,771
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR100	122,262
Mundys SpA
1.88%, 07/13/27(a)	EUR100	117,046
1.88%, 02/12/28(a)	EUR100	116,087
4.50%, 01/24/30(a)	EUR100	123,739
4.75%, 01/24/29(a)	EUR100	123,540
Neopharmed Gentili SpA, 7.13%, 04/08/30(a)	EUR100	123,257
Optics Bidco SpA
1.63%, 01/18/29	EUR100	112,017
6.88%, 02/15/28(a)	EUR100	125,678
7.75%, 01/24/33	EUR100	137,552
7.88%, 07/31/28(a)	EUR100	129,693
Pachelbel Bidco SpA, 7.13%, 05/17/31(a)	EUR100	124,651
Rekeep SpA, 9.00%, 09/15/29(a)	EUR100	102,701
Rossini SARL, 6.75%, 12/31/29(a)	EUR100	123,597
Saipem Finance International BV, 3.13%, 03/31/28(a)	EUR100	119,004
TeamSystem SpA, 5.00%, 07/01/31(a)	EUR100	117,270
Telecom Italia SpA
3.63%, 09/30/30(a)	EUR100	118,988
7.88%, 07/31/28(a)	EUR100	131,189
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR100	113,711
2.38%, 10/12/27(a)	EUR100	118,415
Webuild SpA
3.63%, 01/28/27(a)	EUR100	119,400
7.00%, 09/27/28(a)	EUR100	128,207
Series ., 4.13%, Series ., 07/03/31(a)	EUR100	120,430
X3G Mergeco SpA, 7.00%, 05/15/30(a)	EUR100	108,122
		6,028,550

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan — 1.6%
Kioxia Holdings Corp.
6.25%, 07/24/30	USD125	$129,280
6.63%, 07/24/33(c)	USD125	130,608
Nissan Motor Co. Ltd.
3.20%, 09/17/28(a)	EUR100	117,260
4.35%, 09/17/27(c)	USD250	247,662
4.81%, 09/17/30(c)	USD325	306,991
5.25%, 07/17/29(a)	EUR100	121,965
6.38%, 07/17/33(a)	EUR100	122,451
7.50%, 07/17/30(c)	USD200	209,840
7.75%, 07/17/32(c)	USD200	211,070
8.13%, 07/17/35(c)	USD50	53,349
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(b)(c)(g)	USD110	106,107
8.13%, (5-year CMT + 4.25%)(b)(c)(g)	USD50	51,815
9.75%, 04/15/29(c)	USD250	279,827
11.25%, 02/15/27(c)	USD250	266,132
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR100	118,123
3.88%, 07/06/32(a)	EUR100	110,758
4.00%, 09/19/29(a)	EUR125	147,272
5.25%, 10/10/29(a)	EUR100	120,678
5.38%, 01/08/29(a)	EUR100	121,584
5.75%, 07/08/32(a)	EUR100	119,892
6.50%, 10/29/62, (5-year EURIBOR ICE Swap + 4.46%)(a)(b)	EUR100	108,093
Series ., 5.88%, Series ., 07/10/31(a)	EUR100	121,886
		3,322,643
Jersey — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)	USD150	134,069
10.38%, 03/31/29(a)	GBP100	122,687
Deepocean Ltd., 6.00%, 04/08/31(a)	EUR100	122,654
		379,410
Luxembourg — 2.0%
Aegis Lux 1a Sarl, 5.63%, 10/29/31, (5.60 % PIK)(a)(h)	EUR100	119,858
Albion Financing 1 Sarl/Aggreko Holdings, Inc.
5.38%, 05/21/30(a)	EUR100	122,231
7.00%, 05/21/30(c)	USD175	182,542
Altice Financing SA
3.00%, 01/15/28(a)	EUR100	84,910
4.25%, 08/15/29(a)	EUR100	84,562
5.00%, 01/15/28(c)	USD135	97,916
5.75%, 08/15/29(c)	USD250	179,737
Altice Finco SA, 4.75%, 01/15/28(a)	EUR100	29,516
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(c)	USD95	91,797
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(h)	EUR0	1
Cidron Aida Finco Sarl
7.00%, 10/27/31(a)	EUR100	120,912
9.13%, 10/27/31(a)	GBP100	140,836
Currenta Group Holdings Sarl, 5.50%, 05/15/30(a)	EUR100	121,261
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR100	126,344
Essendi SA
5.38%, 05/15/30(a)	EUR100	122,120
5.50%, 11/15/31(a)	EUR100	121,709
6.38%, 10/15/29(a)	EUR100	123,980
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR100	60,877
Security	Par (000)	Value
Luxembourg (continued)
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR100	$95,554
6.38%, 04/15/29(a)	EUR100	101,763
INEOS Finance PLC, 7.25%, 03/31/31(a)	EUR100	98,648
ION Platform Finance SARL
6.88%, 09/30/32(a)	EUR100	106,215
7.88%, 05/01/29(a)	EUR100	115,120
Kleopatra Finco SARL, 0.00%, 01/30/31	6	96,227
LHMC Finco 2 Sarl, 9.38%, 05/15/30, (8.63 % in Cash and 9.38 % in PIK)(a)(h)	EUR105	129,236
Loarre Investments SARL, 6.50%, 05/15/29(a)	EUR100	121,719
Luna 1.5 Sarl, 10.50%, 07/01/32, (10.50 % PIK)(a)(h)	EUR100	123,510
Luna 2 5SARL, 5.50%, 07/01/32(a)	EUR100	120,595
Matterhorn Telecom SA, 4.50%, 01/30/30(a)	EUR100	121,636
Maxam Prill Sarl, 6.00%, 07/15/30(a)	EUR100	122,835
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR100	122,850
SES SA
4.13%, 06/24/30(a)	EUR125	149,196
5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.23%)(a)(b)	EUR125	147,037
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR100	109,987
Vivion Investments Sarl, 5.63%, 06/08/30(a)	EUR100	116,404
Vivion Investments SARL
6.50%, 02/28/29, (6.5 % Cash)(a)(h)	EUR100	119,549
8.25%, 08/31/28, (6.50 % Cash and 1.40 % PIK)(a)(h)	EUR14	16,708
		4,065,898
Macau — 0.4%
MGM China Holdings Ltd.
4.75%, 02/01/27(c)	USD75	74,700
7.13%, 06/26/31(c)	USD100	106,175
Studio City Finance Ltd.
5.00%, 01/15/29(c)	USD145	140,398
6.50%, 01/15/28(c)	USD60	60,055
Wynn Macau Ltd.
5.13%, 12/15/29(c)	USD125	124,299
5.50%, 10/01/27(c)	USD75	74,977
5.63%, 08/26/28(c)	USD125	124,825
6.75%, 02/15/34(c)	USD125	126,748
		832,177
Netherlands — 1.3%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR100	122,043
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR100	117,075
Odido Holding BV, 3.75%, 01/15/29(a)	EUR100	118,508
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR150	176,666
5.13%, 02/15/30(a)	EUR100	121,872
Sigma Holdco BV, Series ., 8.63%, Series ., 04/15/31	EUR100	105,947
Sunrise FinCo I BV
4.63%, 05/15/32(a)	EUR100	119,603
4.88%, 07/15/31(c)	USD150	143,811
Trivium Packaging Finance BV
6.63%, 07/15/30(a)	EUR100	124,656
8.25%, 07/15/30(c)	USD67	71,548
12.25%, 01/15/31(c)	USD75	81,982
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR85	100,062
Versuni Group BV, 3.13%, 06/15/28(a)	EUR100	116,699
Villa Dutch Bidco BV, 9.00%, 11/03/29(a)	EUR100	111,766

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
VZ Secured Financing BV
3.50%, 01/15/32(a)	EUR100	$109,285
5.00%, 01/15/32(c)	USD175	157,845
5.25%, 01/15/33(a)	EUR100	114,777
7.50%, 01/15/33(c)	USD75	75,156
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR100	104,668
5.13%, 02/28/30(c)	USD75	65,777
6.13%, 11/15/32(a)	EUR125	138,275
Ziggo BV
2.88%, 01/15/30(a)	EUR100	111,874
4.88%, 01/15/30(c)	USD110	103,788
		2,613,683
Norway — 0.1%
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.77%)(a)(b)	EUR100	130,422
Poland — 0.1%
GTC Finance DAC, Series ., 6.50%, Series ., 10/15/30(a)	EUR100	111,652
Transportes Aereos Portugueses SA, 5.13%, 11/15/29(a)	EUR100	122,914
		234,566
Portugal — 0.4%
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.89%)(a)(b)	EUR100	116,657
1.88%, 03/14/82, (5-year EUR Swap + 2.08%)(a)(b)	EUR100	111,865
4.38%, 12/02/55, (5-year EURIBOR ICE Swap + 1.92%)(a)(b)	EUR100	118,769
4.50%, 05/27/55, (5-year EURIBOR ICE Swap + 2.23%)(a)(b)	EUR100	120,657
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.39%)(a)(b)	EUR100	121,984
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR100	122,633
5.94%, 04/23/83, (5-year EUR Swap + 3.18%)(a)(b)	EUR100	124,535
		837,100
Slovenia — 0.3%
United Group BV
3.63%, 02/15/28(a)	EUR100	118,239
5.25%, 02/01/30(a)	EUR100	118,801
6.25%, 01/31/32(a)	EUR100	121,000
6.50%, 10/31/31(a)	EUR100	122,315
6.75%, 02/15/31(a)	EUR100	122,497
		602,852
Spain — 0.8%
ACS Actividades de Construccion y Servicios SA, 3.75%, 06/11/30(a)	EUR100	119,609
Arena Luxembourg Finance Sarl, 1.88%, 02/01/28(a)	EUR100	116,586
Banco de Credito Social Cooperativo SA, 4.25%, 10/13/37, (1-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR100	118,665
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(c)	USD100	99,612
Celsa Opco SA, 8.25%, 12/15/30(a)	EUR100	125,290
Security	Par (000)	Value
Spain (continued)
Cirsa Finance International Sarl, 4.88%, 10/15/31(a)	EUR100	$120,921
eDreams ODIGEO SA, 4.88%, 12/30/30(a)	EUR100	104,886
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(c)	USD75	69,958
Eroski S Coop, 5.75%, 05/15/31(a)	EUR100	123,758
Gestamp Automocion SA, 4.38%, 10/15/30(a)	EUR100	120,269
Grifols SA
2.25%, 11/15/27(a)	EUR100	117,932
3.88%, 10/15/28(a)	EUR125	146,374
Grupo Antolin Irausa SA, 3.50%, 04/30/28(a)	EUR100	86,309
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR100	119,573
		1,589,742
Sweden — 0.6%
Asmodee Group AB, 5.75%, 12/15/29(a)	EUR53	66,301
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR100	123,199
Dometic Group AB, 2.00%, 09/29/28(a)	EUR100	113,947
Heimstaden AB, 8.38%, 01/29/30(a)	EUR100	126,867
Stena International SA
7.25%, 01/15/31(c)	USD100	102,799
7.63%, 02/15/31(c)	USD75	77,527
Verisure Holding AB, 5.50%, 05/15/30(a)	EUR100	122,252
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR100	118,514
Volvo Car AB
2.50%, 10/07/27(a)	EUR100	117,731
4.20%, 06/10/29(a)	EUR100	120,787
4.75%, 05/08/30(a)	EUR100	123,847
		1,213,771
Switzerland — 0.3%
Dufry One BV
2.00%, 02/15/27(a)	EUR100	117,430
3.38%, 04/15/28(a)	EUR100	118,546
4.75%, 04/18/31(a)	EUR100	122,725
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(c)(d)	USD170	161,500
7.88%, 05/01/27(c)	USD70	70,248
9.50%, 06/01/28(c)	USD50	51,570
		642,019
United Kingdom — 6.1%
888 Acquisitions Ltd., 8.00%, 09/30/31(a)	EUR100	102,048
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 05/15/29(a)	EUR100	126,995
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR100	123,835
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR100	121,545
7.75%, 02/15/31(c)	USD150	155,026
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(c)	USD225	231,980
Arqiva Broadcast Finance PLC, 8.63%, 07/01/30(a)	GBP100	136,934
B&M European Value Retail SA, 8.13%, 11/15/30(a)	GBP100	142,630
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR150	171,133
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR100	96,733
Bellis Acquisition Co. PLC
8.00%, 07/01/31(a)	EUR100	111,686
8.13%, 05/14/30(a)	GBP225	280,856

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Belron U.K. Finance PLC
4.63%, 10/15/29(a)	EUR100	$121,921
5.75%, 10/15/29(c)	USD125	127,306
Biffa Group Holdings Ltd., 5.25%, 06/15/31(a)	EUR100	118,383
Boots Group Finco LP, 5.38%, 08/31/32(a)	EUR100	122,088
Boparan Finance PLC, 9.38%, 11/07/29(a)	GBP90	130,896
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/33(c)	USD75	74,484
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.99%)(b)(c)	USD50	49,627
4.88%, 11/23/81, (5-year CMT + 3.49%)(b)(c)	USD45	43,792
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.54%)(a)(b)	EUR100	123,793
8.38%, 12/20/83, (5-year UK Government Bond + 3.82%)(a)(b)	GBP100	147,541
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR100	119,689
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP100	143,247
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD250	265,222
ContourGlobal Power Holdings SA
4.38%, 07/31/31(a)	EUR125	146,923
5.00%, 02/28/30(a)	EUR100	121,611
Deuce Finco PLC, 7.00%, 11/20/31(a)	GBP100	138,473
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP100	145,570
EG Global Finance PLC
11.00%, 11/30/28(a)	EUR100	127,807
12.00%, 11/30/28(c)	USD175	189,257
Entain PLC, 4.88%, 11/30/31(a)	EUR125	148,409
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR100	119,387
Gatwick Airport Finance PLC, 6.00%, 11/21/30(a)	GBP100	137,800
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(c)(e)	USD125	124,223
8.75%, 01/15/32(c)	USD100	96,512
Heathrow Finance PLC, 3.88%, 03/01/27(a)(i)	GBP100	135,234
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(c)	USD105	108,346
8.13%, 02/15/32(c)	USD65	66,362
Iceland Bondco PLC, 10.88%, 12/15/27(a)	GBP96	138,735
INEOS Finance PLC
6.75%, 05/15/28(c)	USD50	43,800
7.50%, 04/15/29(c)	USD125	104,758
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR100	88,047
8.50%, 03/15/29(a)	EUR100	95,872
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR100	119,641
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(c)	USD50	49,509
5.88%, 01/15/28(c)	USD105	104,941
6.88%, 11/15/26(a)	EUR100	121,037
Jerrold Finco PLC, 7.88%, 04/15/30(a)	GBP100	140,687
Kane Bidco Ltd., 7.75%, 07/15/31(a)	GBP100	140,246
Market Bidco Finco PLC
6.75%, 01/31/31(a)	EUR100	116,989
8.75%, 01/31/31(a)	GBP100	134,491
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(c)	USD50	42,196
Metro Bank Holdings PLC, 12.00%, 04/30/29, (1-year UK Government Bond + 7.81%)(a)(b)	GBP100	156,267
Security	Par (000)	Value
United Kingdom (continued)
Miller Homes Group Finco PLC, 7.00%, 05/15/29(a)	GBP100	$137,765
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR100	100,662
Motion Bondco DAC, 6.63%, 11/15/27(c)	USD50	47,393
Motion Finco SARL
7.38%, 06/15/30(a)	EUR100	103,171
8.38%, 02/15/32(c)	USD50	43,000
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.53%)(a)(b)	EUR100	116,722
Nomad Foods Bondco PLC, 2.50%, 06/24/28(a)	EUR100	115,852
Ocado Group PLC, Series ., 11.00%, Series ., 06/15/30(a)	GBP100	139,618
Odeon Finco PLC, 12.75%, 11/01/27(c)	USD50	51,298
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR100	123,638
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)	GBP100	143,941
Project Grand U.K. PLC, 9.00%, 06/01/29(a)	EUR100	122,463
Punch Finance PLC, 7.88%, 12/30/30(a)	GBP100	140,831
RAY Financing LLC, 6.50%, 07/15/31(a)	EUR100	121,364
Synthomer PLC, 7.38%, 05/02/29(a)	EUR100	96,180
Thames Water Utilities Finance PLC
1.25%, 01/31/34(a)	EUR100	82,613
2.63%, 01/24/34(a)	GBP100	95,977
2.88%, 05/03/29(a)	GBP100	6,483
4.00%, 04/18/29(a)	EUR100	84,937
4.38%, 01/18/33(a)	EUR100	84,943
TVL Finance PLC, 10.25%, 04/28/28(a)	GBP100	136,732
Victoria PLC, 9.88%, 08/26/29, (9.87 % PIK)(a)(c)(h)	EUR103	91,975
Virgin Media Finance PLC
3.75%, 07/15/30(a)	EUR100	108,236
5.00%, 07/15/30(c)	USD125	108,830
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP100	123,964
4.25%, 01/15/30(a)	GBP150	190,383
4.50%, 08/15/30(c)	USD115	106,292
5.25%, 05/15/29(a)	GBP100	134,062
5.50%, 05/15/29(c)	USD150	148,005
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP100	136,562
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(c)	USD75	75,030
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR150	167,757
4.00%, 01/31/29(a)	GBP100	132,408
4.25%, 01/31/31(c)	USD175	158,300
4.75%, 07/15/31(c)	USD160	146,112
5.63%, 04/15/32(a)	EUR200	233,441
6.75%, 01/15/33(c)	USD100	97,567
7.75%, 04/15/32(c)	USD100	103,008
Vodafone Group PLC
3.00%, 08/27/80, (5-year EUR Swap + 3.48%)(a)(b)	EUR100	114,774
4.13%, 06/04/81, (5-year CMT + 2.77%)(b)	USD120	112,756
4.20%, 10/03/78, (5-year EUR Swap + 3.43%)(a)(b)	EUR100	121,360
4.63%, 09/12/55, (5-year EURIBOR ICE Swap + 2.14%)(a)(b)	EUR100	118,098
6.50%, 08/30/84, (5-year EUR Swap + 3.49%)(a)(b)	EUR150	193,965
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)	USD240	252,821

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
8.00%, 08/30/86, (5-year UK Government Bond + 3.84%)(a)(b)	GBP100	$150,370
Wolseley Group Finco PLC, 9.75%, 01/31/31(a)	GBP100	135,502
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR212	264,025
		12,613,706
United States — 63.7%
1261229 BC Ltd., 10.00%, 04/15/32(c)	USD575	590,327
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(c)	USD83	79,595
5.50%, 07/01/28(c)	USD58	57,280
7.38%, 03/15/33(c)(d)	USD90	88,492
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(c)	USD70	67,725
6.00%, 08/01/29(c)	USD60	59,291
6.75%, 07/01/32(c)	USD50	51,188
7.50%, 11/06/30(c)	USD160	165,746
8.25%, 02/01/29(c)	USD150	155,646
8.50%, 06/15/29(c)	USD85	88,772
AdaptHealth LLC
4.63%, 08/01/29(c)	USD60	57,916
5.13%, 03/01/30(c)	USD60	58,214
Adient Global Holdings Ltd.
7.00%, 04/15/28(c)	USD50	51,106
7.50%, 02/15/33(c)(d)	USD95	98,628
8.25%, 04/15/31(c)(d)	USD55	57,587
ADT Security Corp.(The)
4.13%, 08/01/29(c)(d)	USD135	131,538
5.88%, 10/15/33(c)	USD110	111,567
Advance Auto Parts, Inc.
3.90%, 04/15/30	USD50	46,143
7.00%, 08/01/30(c)(d)	USD115	116,748
7.38%, 08/01/33(c)	USD145	146,893
AECOM, 6.00%, 08/01/33(c)	USD190	194,666
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(b)	USD100	97,746
7.60%, 01/15/55, (5-year CMT + 3.20%)(b)	USD140	141,857
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(c)	USD135	141,963
Albertsons Co, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(c)	USD185	177,618
4.63%, 01/15/27(c)	USD165	165,017
4.88%, 02/15/30(c)	USD135	133,226
5.50%, 03/31/31(c)	USD105	105,316
5.75%, 03/31/34(c)(d)	USD155	152,449
5.88%, 02/15/28(c)	USD65	65,102
6.25%, 03/15/33(c)	USD75	76,597
6.50%, 02/15/28(c)	USD110	111,770
Albertsons Companies, Inc., 5.63%, 03/31/32(c)	USD130	129,859
Alcoa Nederland Holding BV
4.13%, 03/31/29(c)	USD50	49,233
7.13%, 03/15/31(c)	USD100	105,736
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(c)	USD100	98,614
5.88%, 11/01/29(c)	USD55	54,766
6.50%, 10/01/31(c)(d)	USD150	154,081
6.75%, 10/15/27(c)	USD155	155,652
6.75%, 04/15/28(c)	USD185	188,038
7.00%, 01/15/31(c)	USD205	212,649
7.38%, 10/01/32(c)(d)	USD90	93,138
Security	Par (000)	Value
United States (continued)
Allied Universal Holdco LLC, 7.88%, 02/15/31(c)	USD290	$304,110
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(c)(d)	USD125	123,916
6.88%, 06/15/30(c)	USD115	119,426
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(c)	USD250	246,592
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(a)	EUR100	117,675
Allison Transmission, Inc.
3.75%, 01/30/31(c)(d)	USD95	89,505
4.75%, 10/01/27(c)	USD55	54,998
5.88%, 06/01/29(c)	USD65	65,819
5.88%, 12/01/33(c)	USD70	70,991
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(b)	USD60	59,947
6.70%, 02/14/33(d)	USD50	52,139
Alpha Generation LLC
6.25%, 01/15/34(c)	USD115	115,810
6.75%, 10/15/32(c)	USD120	124,404
Alumina Pty. Ltd.
6.13%, 03/15/30(c)	USD100	103,268
6.38%, 09/15/32(c)	USD50	51,988
AMC Networks, Inc.
10.25%, 01/15/29(c)(d)	USD100	104,256
10.50%, 07/15/32(c)(d)	USD50	53,871
Amentum Holdings, Inc., 7.25%, 08/01/32(c)	USD100	105,296
American Airlines, Inc.
7.25%, 02/15/28(c)(d)	USD115	117,104
8.50%, 05/15/29(c)(d)	USD115	120,042
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(c)(d)	USD425	429,595
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(d)	USD85	82,886
6.38%, 10/15/32(c)	USD135	137,737
6.88%, 07/01/28(d)	USD49	49,076
7.75%, 10/15/33(c)	USD115	118,311
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(c)	USD60	57,858
4.00%, 01/15/28(c)	USD90	88,629
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)	USD50	50,474
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD60	60,392
9.38%, 06/01/28(c)	USD65	67,176
9.50%, 06/01/30(c)	USD55	58,875
AmWINS Group, Inc.
4.88%, 06/30/29(c)	USD100	98,366
6.38%, 02/15/29(c)	USD95	97,487
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(c)	USD105	105,153
5.75%, 01/15/28(c)	USD80	79,949
5.75%, 10/15/33(c)	USD100	101,070
5.75%, 07/01/34(c)	USD55	55,542
6.63%, 02/01/32(c)	USD65	67,511
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(c)	USD90	91,266

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(c)	USD55	$52,391
5.75%, 01/15/29(c)	USD101	99,869
9.75%, 04/15/30(c)	USD50	54,527
APLD ComputeCo LLC, 9.25%, 12/15/30(c)	USD300	311,669
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)	USD60	62,560
Aramark Services, Inc., 5.00%, 02/01/28(c)	USD160	159,903
Arches Buyer, Inc.
4.25%, 06/01/28(c)	USD140	137,789
6.13%, 12/01/28(c)	USD75	73,206
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 02/01/34(c)	USD45	44,967
6.25%, 04/01/28(c)	USD75	75,225
6.63%, 09/01/32(c)	USD100	103,555
Arcosa, Inc.
4.38%, 04/15/29(c)	USD50	49,085
6.88%, 08/15/32(c)	USD50	52,598
Ardagh Group SA
9.50%, 12/01/30(c)(d)	USD184	199,018
12.00%, 12/01/30, (12 % Cash)(a)(h)	EUR100	111,433
12.00%, (5.5% Cash And 6.5% PIK), 12/01/30, (5.50 % Cash and 6.50 % PIK)(c)(h)	USD135	127,486
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR100	115,613
3.00%, 09/01/29(a)	EUR100	113,372
3.25%, 09/01/28(c)	USD75	72,069
4.00%, 09/01/29(c)	USD100	94,988
6.25%, 01/30/31(c)	USD75	77,189
Aretec Group, Inc.
7.50%, 04/01/29(c)	USD50	49,949
10.00%, 08/15/30(c)	USD113	121,842
Arsenal AIC Parent LLC
8.00%, 10/01/30(c)	USD75	79,422
11.50%, 10/01/31(c)	USD60	66,174
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD76	75,691
4.63%, 11/15/29(c)(d)	USD95	93,317
4.75%, 03/01/30(d)	USD35	34,421
5.00%, 02/15/32(c)	USD70	68,011
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(c)	USD75	75,542
6.63%, 10/15/32(c)	USD70	72,458
6.63%, 07/15/33(c)	USD25	25,852
Ashland Services BV, 2.00%, 01/30/28(a)	EUR100	115,903
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(c)	USD80	75,684
6.88%, 08/01/33(c)	USD55	55,414
ASP Unifrax Holdings, Inc., 7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(c)(h)	USD0	12
Asurion LLC and Asurion Co-Issuer, Inc.
8.00%, 12/31/32(c)	USD390	407,587
8.38%, 02/01/34(c)	USD70	70,734
AthenaHealth Group, Inc., 6.50%, 02/15/30(c)(d)	USD315	305,564
ATI, Inc., 7.25%, 08/15/30	USD60	62,803
Security	Par (000)	Value
United States (continued)
Avantor Funding, Inc.
3.88%, 11/01/29(c)	USD95	$91,083
4.63%, 07/15/28(c)	USD205	203,291
Avient Corp.
6.25%, 11/01/31(c)	USD85	87,348
7.13%, 08/01/30(c)	USD125	128,487
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(c)	USD75	73,308
5.38%, 03/01/29(c)	USD70	68,376
8.00%, 02/15/31(c)(d)	USD50	51,194
8.25%, 01/15/30(c)(d)	USD80	82,555
8.38%, 06/15/32(c)(d)	USD75	77,095
Avis Budget Finance PLC, 7.00%, 02/28/29(a)	EUR100	120,778
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(c)	USD100	105,366
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD75	72,127
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)	USD50	49,883
Axon Enterprise, Inc.
6.13%, 03/15/30(c)	USD95	97,857
6.25%, 03/15/33(c)(d)	USD95	98,440
Azorra Finance Ltd., 7.25%, 01/15/31(c)	USD50	52,326
B&G Foods, Inc.
5.25%, 09/15/27	USD55	53,189
8.00%, 09/15/28(c)	USD145	136,715
Ball Corp.
1.50%, 03/15/27	EUR100	116,990
2.88%, 08/15/30(d)	USD175	161,011
3.13%, 09/15/31	USD115	105,699
4.25%, 07/01/32	EUR100	120,966
5.50%, 09/15/33	USD100	101,719
6.00%, 06/15/29	USD160	164,987
Bath & Body Works, Inc.
5.25%, 02/01/28	USD90	90,800
6.63%, 10/01/30(c)	USD105	107,383
7.50%, 06/15/29	USD65	66,289
Bausch & Lomb Corp., 8.38%, 10/01/28(c)	USD190	198,075
Bausch Health Companies, Inc.
4.88%, 06/01/28(c)	USD225	208,759
5.25%, 01/30/30(c)	USD75	53,229
5.25%, 02/15/31(c)	USD50	32,568
6.25%, 02/15/29(c)	USD125	98,902
11.00%, 09/30/28(c)	USD264	274,278
Beach Acquisition Bidco LLC
5.25%, 07/15/32(a)	EUR100	121,391
10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(c)(h)	USD264	290,138
Belden, Inc.
3.38%, 07/15/31(a)	EUR100	115,368
4.25%, 02/01/33(a)	EUR100	119,211
Block, Inc.
3.50%, 06/01/31(d)	USD130	121,505
5.63%, 08/15/30(c)	USD145	147,674
6.00%, 08/15/33(c)	USD115	117,452
6.50%, 05/15/32	USD235	243,548
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(c)	USD70	72,783
7.25%, 07/15/32(c)	USD50	52,934

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Boyd Gaming Corp.
4.75%, 12/01/27(d)	USD120	$119,942
4.75%, 06/15/31(c)(d)	USD125	121,738
Brand Industrial Services, Inc., 10.38%, 08/01/30(c)	USD205	196,637
Brandywine Operating Partnership LP
3.95%, 11/15/27	USD50	49,054
8.88%, 04/12/29	USD105	112,655
Brightline East LLC, 11.00%, 01/31/30(c)	USD150	41,447
Brightstar Lottery PLC
2.38%, 04/15/28(a)	EUR100	116,838
5.25%, 01/15/29(c)	USD75	74,953
Brink's Co.(The)
4.63%, 10/15/27(c)	USD85	84,954
6.50%, 06/15/29(c)	USD60	61,897
6.75%, 06/15/32(c)	USD70	72,869
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD125	91,815
7.13%, 02/13/28	CAD100	76,896
Buckeye Partners LP
4.13%, 12/01/27	USD60	59,302
4.50%, 03/01/28(c)	USD50	49,706
6.75%, 02/01/30(c)	USD65	67,981
6.88%, 07/01/29(c)	USD110	114,315
Builders FirstSource, Inc.
4.25%, 02/01/32(c)	USD150	143,006
5.00%, 03/01/30(c)	USD80	79,677
6.38%, 06/15/32(c)	USD115	118,493
6.38%, 03/01/34(c)	USD160	165,588
6.75%, 05/15/35(c)(d)	USD75	78,703
Burford Capital Global Finance LLC
6.25%, 04/15/28(c)	USD50	49,994
7.50%, 07/15/33(c)	USD75	72,519
9.25%, 07/01/31(c)	USD75	77,286
CACI International, Inc., 6.38%, 06/15/33(c)	USD100	103,765
Caesars Entertainment, Inc.
4.63%, 10/15/29(c)(d)	USD140	134,424
6.00%, 10/15/32(c)(d)	USD150	145,954
6.50%, 02/15/32(c)	USD205	209,595
7.00%, 02/15/30(c)	USD230	237,379
California Resources Corp.
7.00%, 01/15/34(c)	USD60	60,534
8.25%, 06/15/29(c)	USD100	105,182
Calpine Corp., 4.50%, 02/15/28(c)	USD155	154,990
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(c)(d)	USD110	85,737
Carnival PLC
1.00%, 10/28/29	EUR100	110,104
4.13%, 07/15/31(a)	EUR100	120,448
Carvana Co.
9.00%, 06/01/31, (9 % Cash)(c)(h)	USD264	290,871
13.00%, 06/01/30, (11.00% PIK or 13.00% Cash)(c)(h)	USD160	166,563
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(c)	USD400	366,489
4.25%, 01/15/34(c)(d)	USD260	219,225
4.50%, 08/15/30(c)(d)	USD335	315,142
4.50%, 05/01/32(d)	USD360	323,460
4.50%, 06/01/33(c)(d)	USD240	209,970
4.75%, 03/01/30(c)	USD385	368,152
4.75%, 02/01/32(c)(d)	USD170	155,443
Security	Par (000)	Value
United States (continued)
5.00%, 02/01/28(c)	USD290	$288,513
5.13%, 05/01/27(c)	USD405	405,103
5.38%, 06/01/29(c)	USD200	197,796
6.38%, 09/01/29(c)	USD160	161,688
7.00%, 02/01/33(c)(d)	USD90	90,899
7.38%, 03/01/31(c)(d)	USD155	159,740
7.38%, 02/01/36(c)	USD105	105,105
Celanese U.S. Holdings LLC
0.63%, 09/10/28	EUR100	109,612
2.13%, 03/01/27	EUR100	117,187
5.00%, 04/15/31	EUR100	116,851
6.50%, 04/15/30	USD95	96,674
6.75%, 04/15/33(d)	USD130	131,592
6.85%, 11/15/28	USD78	81,819
7.00%, 02/15/31	USD105	107,458
7.05%, 11/15/30	USD125	132,177
7.20%, 11/15/33	USD100	105,826
7.33%, 07/15/29	USD100	105,179
7.38%, 07/15/32(d)	USD125	130,463
7.38%, 02/15/34(d)	USD120	122,119
Central Garden & Pet Co.
4.13%, 10/15/30(d)	USD50	47,926
4.13%, 04/30/31(c)	USD65	61,431
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(c)	USD90	70,425
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(c)	USD75	58,688
Century Communities, Inc.
3.88%, 08/15/29(c)(d)	USD50	47,575
6.63%, 09/15/33(c)	USD65	65,743
Charles River Laboratories International, Inc.
3.75%, 03/15/29(c)	USD60	57,840
4.00%, 03/15/31(c)	USD90	85,318
4.25%, 05/01/28(c)	USD50	49,373
Chart Industries, Inc.
7.50%, 01/01/30(c)	USD189	196,870
9.50%, 01/01/31(c)	USD50	52,631
Chemours Co.(The)
4.63%, 11/15/29(c)(d)	USD80	74,540
5.38%, 05/15/27	USD50	50,356
5.75%, 11/15/28(c)	USD105	104,197
8.00%, 01/15/33(c)(d)	USD95	95,182
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash or 9.50% PIK)(c)(h)	USD82	87,489
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(c)	USD50	49,725
7.63%, 07/01/29(c)	USD50	51,930
Chord Energy Corp.
6.00%, 10/01/30(c)	USD95	96,877
6.75%, 03/15/33(c)	USD100	103,591
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(c)(d)	USD120	107,635
5.25%, 05/15/30(c)	USD215	202,684
6.00%, 01/15/29(c)	USD65	64,827
6.13%, 04/01/30(c)(d)	USD175	144,474
6.88%, 04/15/29(c)	USD190	174,569
9.75%, 01/15/34(c)	USD210	218,941
10.88%, 01/15/32(c)	USD260	279,959
Churchill Downs, Inc.
4.75%, 01/15/28(c)	USD75	74,707
5.50%, 04/01/27(c)	USD75	75,043

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
5.75%, 04/01/30(c)	USD195	$195,914
6.75%, 05/01/31(c)	USD80	82,450
Cinemark USA, Inc.
5.25%, 07/15/28(c)	USD85	84,905
7.00%, 08/01/32(c)(d)	USD65	67,230
Cipher Compute LLC, 7.13%, 11/15/30(c)(d)	USD240	247,443
CITGO Petroleum Corp., 8.38%, 01/15/29(c)	USD110	114,437
Civitas Resources, Inc.
8.38%, 07/01/28(c)	USD205	212,043
8.63%, 11/01/30(c)	USD125	132,201
8.75%, 07/01/31(c)(d)	USD155	162,776
9.63%, 06/15/33(c)	USD120	131,220
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)	EUR100	120,146
6.75%, 05/15/28(c)	USD100	102,408
6.75%, 02/15/30(c)(d)	USD110	115,036
6.75%, 09/15/32(c)	USD160	165,564
Clarivate Science Holdings Corp.
3.88%, 07/01/28(c)(d)	USD110	104,039
4.88%, 07/01/29(c)(d)	USD135	115,951
Clean Harbors, Inc.
5.75%, 10/15/33(c)	USD80	81,715
6.38%, 02/01/31(c)	USD65	66,520
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(c)	USD125	130,286
7.50%, 06/01/29(c)	USD175	173,097
7.50%, 03/15/33(c)	USD125	132,728
7.75%, 04/15/28(c)	USD110	110,095
7.88%, 04/01/30(c)(d)	USD115	121,057
Clearway Energy Operating LLC
3.75%, 02/15/31(c)	USD95	88,829
4.75%, 03/15/28(c)	USD135	134,708
Cleveland-Cliffs, Inc.
6.75%, 04/15/30(c)	USD100	102,614
6.88%, 11/01/29(c)	USD110	114,297
7.00%, 03/15/32(c)	USD195	200,090
7.38%, 05/01/33(c)(d)	USD120	125,178
7.50%, 09/15/31(c)	USD105	110,896
7.63%, 01/15/34(c)	USD175	183,298
Cloud Software Group, Inc.
6.50%, 03/31/29(c)	USD480	477,423
6.63%, 08/15/33(c)(d)	USD125	119,957
8.25%, 06/30/32(c)	USD270	275,003
9.00%, 09/30/29(c)	USD470	474,903
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(c)	USD90	90,734
6.75%, 04/15/32(c)	USD150	151,180
6.88%, 01/15/30(c)(d)	USD60	60,627
8.75%, 04/15/30(c)(d)	USD140	139,938
CNX Resources Corp.
6.00%, 01/15/29(c)(d)	USD65	65,387
7.25%, 03/01/32(c)	USD75	78,536
7.38%, 01/15/31(c)	USD70	72,451
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(c)(d)	USD95	87,465
7.00%, 06/15/27(c)(d)	USD70	69,677
Coinbase Global, Inc.
3.38%, 10/01/28(c)	USD130	123,892
3.63%, 10/01/31(c)(d)	USD145	128,176
Columbus McKinnon Corp/NY, 7.13%, 02/01/33(c)	USD25	25,117
Security	Par (000)	Value
United States (continued)
Commercial Metals Co.
5.75%, 11/15/33(c)	USD130	$132,271
6.00%, 12/15/35(c)	USD120	122,585
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)	USD103	95,900
Comstock Resources, Inc.
5.88%, 01/15/30(c)	USD110	107,297
6.75%, 03/01/29(c)	USD265	266,131
Constellium SE
3.13%, 07/15/29(a)	EUR100	117,408
3.75%, 04/15/29(c)	USD50	48,349
Cooper-Standard Automotive, Inc., 13.50%, 03/31/27, (13.50% Cash)(c)(h)	USD75	77,807
CoreWeave, Inc.
9.00%, 02/01/31(c)(d)	USD230	223,734
9.25%, 06/01/30(c)	USD280	275,794
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(c)(d)	USD70	52,800
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(c)	USD150	149,195
7.50%, 12/15/33(c)	USD100	107,581
Credit Acceptance Corp.
6.63%, 03/15/30(c)	USD70	70,327
9.25%, 12/15/28(c)	USD85	89,026
Crescent Energy Finance LLC
7.38%, 01/15/33(c)	USD140	135,266
7.63%, 04/01/32(c)(d)	USD155	153,881
8.38%, 01/15/34(c)	USD70	70,783
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(c)	USD125	127,036
6.75%, 12/01/32(c)	USD100	100,928
Crown Americas LLC
5.25%, 04/01/30	USD70	71,361
5.88%, 06/01/33(c)	USD125	127,796
Crown European Holdings SACA
4.50%, 01/15/30(a)	EUR100	122,819
4.75%, 03/15/29(a)	EUR100	123,313
CSC Holdings LLC
3.38%, 02/15/31(c)	USD150	89,426
4.13%, 12/01/30(c)	USD125	75,964
4.50%, 11/15/31(c)	USD200	122,000
4.63%, 12/01/30(c)	USD275	101,889
5.00%, 11/15/31(c)	USD75	27,946
5.38%, 02/01/28(c)	USD150	112,327
5.50%, 04/15/27(c)	USD150	131,917
5.75%, 01/15/30(c)	USD300	117,293
6.50%, 02/01/29(c)	USD200	129,070
7.50%, 04/01/28(c)	USD125	74,524
11.25%, 05/15/28(c)	USD125	100,138
11.75%, 01/31/29(c)	USD250	182,021
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(c)	USD100	100,540
8.88%, 09/01/31(c)(d)	USD65	69,192
CVR Energy, Inc.
5.75%, 02/15/28(c)	USD95	94,934
7.50%, 02/15/31(c)	USD40	39,916
7.88%, 02/15/34(c)	USD70	69,432
8.50%, 01/15/29(c)(d)	USD75	78,389
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(b)	USD100	103,886
7.00%, 03/10/55, (5-year CMT + 2.89%)(b)	USD275	287,462

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR100	$125,916
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	120,478
Darling Ingredients, Inc.
5.25%, 04/15/27(c)	USD50	50,035
6.00%, 06/15/30(c)	USD130	131,722
DaVita, Inc.
3.75%, 02/15/31(c)	USD200	183,206
4.63%, 06/01/30(c)	USD340	327,648
6.75%, 07/15/33(c)	USD140	143,436
6.88%, 09/01/32(c)(d)	USD135	139,055
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(c)	USD50	50,332
7.38%, 06/30/33(c)	USD120	123,439
8.63%, 03/15/29(c)	USD125	130,673
Dentsply Sirona , Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(d)	USD75	73,907
Directv Financing LLC
8.88%, 02/01/30(c)	USD95	96,261
8.88%, 02/01/30(c)	USD200	202,550
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(c)	USD164	164,825
10.00%, 02/15/31(c)	USD260	267,918
Discovery Communications LLC
3.63%, 05/15/30	USD150	139,050
3.95%, 03/20/28	USD150	147,547
4.13%, 05/15/29	USD75	72,811
5.00%, 09/20/37	USD75	57,991
6.35%, 06/01/40	USD50	41,169
DISH DBS Corp.
5.25%, 12/01/26(c)	USD108	104,884
5.75%, 12/01/28(c)	USD325	313,348
7.38%, 07/01/28	USD130	124,753
5.13%, 06/01/29	USD200	176,662
DISH Network Corp., 11.75%, 11/15/27(c)	USD388	401,463
Diversified Healthcare Trust
4.38%, 03/01/31(d)	USD90	80,176
4.75%, 02/15/28(d)	USD60	58,168
DPL LLC, 4.35%, 04/15/29	USD40	39,500
EchoStar Corp.
6.75%, 11/30/30, (6.75 % Cash)(h)	USD334	340,007
10.75%, Series ., 11/30/29	USD251	274,634
Edgewell Personal Care Co.
4.13%, 04/01/29(c)	USD75	71,720
5.50%, 06/01/28(c)	USD80	79,876
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(b)	USD60	62,396
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)	USD50	51,732
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(a)	EUR100	122,680
6.63%, 12/15/30(c)	USD335	347,329
6.75%, 07/15/31(c)	USD75	78,547
Encompass Health Corp.
4.50%, 02/01/28	USD115	114,366
4.63%, 04/01/31(d)	USD65	63,508
4.75%, 02/01/30(d)	USD80	79,554
Encore Capital Group, Inc.
6.63%, 04/15/31(c)	USD50	50,352
8.50%, 05/15/30(c)	USD50	53,465
Security	Par (000)	Value
United States (continued)
9.25%, 04/01/29(c)	USD70	$73,580
Endo Finance Holdings, Inc., 8.50%, 04/15/31(c)(d)	USD130	137,326
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR100	115,975
Energizer Holdings, Inc.
4.38%, 03/31/29(c)	USD90	86,274
4.75%, 06/15/28(c)	USD60	59,411
6.00%, 09/15/33(c)(d)	USD95	91,111
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(b)	USD150	149,880
6.75%, 02/15/56, (5-year CMT + 2.48%)(b)	USD100	100,537
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(d)	USD50	51,672
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)	USD90	95,959
Entegris, Inc.
3.63%, 05/01/29(c)(d)	USD60	57,836
4.38%, 04/15/28(c)	USD75	74,443
4.75%, 04/15/29(c)	USD175	174,865
5.95%, 06/15/30(c)(d)	USD125	127,454
EquipmentShare.com, Inc.
8.00%, 03/15/33(c)(d)	USD45	47,485
8.63%, 05/15/32(c)	USD70	74,789
9.00%, 05/15/28(c)	USD145	151,775
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(b)	USD100	100,384
7.63%, 12/15/54, (5-year CMT + 3.14%)(b)	USD50	52,561
EW Scripps Co. (The), 9.88%, 08/15/30(c)	USD110	109,435
Fair Isaac Corp.
4.00%, 06/15/28(c)(d)	USD125	122,706
6.00%, 05/15/33(c)	USD175	178,756
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(c)	USD125	119,945
9.25%, 01/15/31(c)	USD70	72,324
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(c)	USD125	120,616
6.75%, 01/15/30(c)	USD130	122,974
FirstCash, Inc.
4.63%, 09/01/28(c)	USD75	74,475
5.63%, 01/01/30(c)	USD45	45,208
6.88%, 03/01/32(c)	USD65	67,617
Flash Compute LLC, 7.25%, 12/31/30(c)	USD125	125,463
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.37%)(b)	USD125	100,069
Focus Financial Partners LLC, 6.75%, 09/15/31(c)	USD120	122,776
FTAI Aviation Investors LLC
5.50%, 05/01/28(c)	USD150	149,939
5.88%, 04/15/33(c)	USD60	60,812
7.00%, 05/01/31(c)	USD83	87,302
7.00%, 06/15/32(c)	USD90	94,566
7.88%, 12/01/30(c)	USD100	105,987
Freedom Mortgage Corp., 12.25%, 10/01/30(c)	USD75	82,554
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(c)	USD100	99,270
7.88%, 04/01/33(c)	USD75	76,463
8.38%, 04/01/32(c)	USD85	88,789
9.13%, 05/15/31(c)(d)	USD95	100,546
9.25%, 02/01/29(c)	USD130	136,106
FXI Holdings, Inc.
11.00%, 11/15/30(c)	USD88	81,203
14.00%, 11/15/29, (14.00 % Cash)(c)(d)(h)	USD53	30,477

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Gap, Inc.(The)
3.63%, 10/01/29(c)	USD80	$76,124
3.88%, 10/01/31(c)	USD94	87,155
Gen Digital, Inc.
6.25%, 04/01/33(c)	USD155	155,729
6.75%, 09/30/27(c)	USD90	90,750
7.13%, 09/30/30(c)(d)	USD90	92,117
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD65	65,214
7.88%, 05/15/32	USD85	88,684
8.00%, 05/15/33	USD115	120,119
8.25%, 01/15/29	USD70	72,978
8.88%, 04/15/30	USD55	57,871
GEO Group, Inc.(The)
8.63%, 04/15/29	USD110	115,044
10.25%, 04/15/31	USD85	92,707
Getty Images, Inc.
10.50%, 11/15/30(c)(d)	USD85	86,153
11.25%, 02/21/30(c)(d)	USD50	44,652
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(c)	USD55	55,121
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(b)(c)	USD75	75,589
7.95%, 10/15/54, (5-year CMT + 3.61%)(b)(c)	USD75	77,505
Global Medical Response, Inc., 7.38%, 10/01/32(c)(d)	USD150	154,851
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(c)	USD65	66,594
8.25%, 01/15/32(c)	USD55	57,992
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(c)(d)	USD95	90,257
5.25%, 12/01/27(c)	USD60	59,910
Goodyear Tire & Rubber Co.(The)
4.88%, 03/15/27(d)	USD85	84,812
5.00%, 07/15/29(d)	USD95	92,979
5.25%, 04/30/31(d)	USD70	67,396
5.25%, 07/15/31	USD115	109,392
5.63%, 04/30/33(d)	USD65	61,988
6.63%, 07/15/30(d)	USD90	91,985
Graphic Packaging International LLC
3.50%, 03/15/28(c)	USD60	58,086
3.75%, 02/01/30(c)(d)	USD30	28,320
6.38%, 07/15/32(c)(d)	USD95	96,059
Gray Media, Inc.
7.25%, 08/15/33(c)(d)	USD105	107,417
9.63%, 07/15/32(c)	USD110	113,504
Gray Television, Inc.
4.75%, 10/15/30(c)	USD110	84,843
5.38%, 11/15/31(c)(d)	USD170	125,950
10.50%, 07/15/29(c)(d)	USD131	140,653
Group 1 Automotive, Inc.
4.00%, 08/15/28(c)	USD75	73,333
6.38%, 01/15/30(c)	USD75	77,018
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/56, (5-year CMT + 4.30%)(b)	USD50	52,366
Harvest Midstream I LP
7.50%, 09/01/28(c)	USD75	76,007
7.50%, 05/15/32(c)	USD70	73,128
Herc Holdings, Inc.
5.75%, 03/15/31(c)	USD75	75,465
Security	Par (000)	Value
United States (continued)
6.00%, 03/15/34(c)	USD95	$95,369
6.63%, 06/15/29(c)(d)	USD90	93,058
7.00%, 06/15/30(c)	USD220	230,801
7.25%, 06/15/33(c)(d)	USD125	132,278
Hertz Corp.(The)
5.00%, 12/01/29(c)(d)	USD150	98,971
12.63%, 07/15/29(c)(d)	USD150	151,093
Hess Midstream Operations LP
4.25%, 02/15/30(c)	USD95	92,807
5.13%, 06/15/28(c)	USD95	95,086
5.50%, 10/15/30(c)	USD65	65,674
5.88%, 03/01/28(c)	USD100	101,933
6.50%, 06/01/29(c)	USD90	93,132
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(c)	USD55	54,923
6.00%, 04/15/30(c)	USD95	93,427
6.00%, 02/01/31(c)	USD80	77,194
6.25%, 11/01/28(c)	USD85	85,725
6.25%, 04/15/32(c)	USD60	57,497
6.88%, 05/15/34(c)	USD65	62,566
7.25%, 02/15/35(c)(d)	USD140	135,382
8.38%, 11/01/33(c)	USD80	82,955
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(c)	USD170	157,467
3.75%, 05/01/29(c)	USD100	97,403
4.00%, 05/01/31(c)	USD125	119,302
4.88%, 01/15/30	USD130	130,137
5.50%, 03/31/34(c)	USD130	130,508
5.75%, 09/15/33(c)	USD150	152,865
5.88%, 04/01/29(c)	USD65	66,546
5.88%, 03/15/33(c)	USD135	138,603
6.13%, 04/01/32(c)	USD60	62,076
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(c)(d)	USD100	93,275
5.00%, 06/01/29(c)	USD110	106,736
6.63%, 01/15/32(c)	USD100	102,192
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD60	60,045
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(c)(d)	USD125	118,602
12.25%, 04/15/29(c)	USD75	80,643
Hologic, Inc.
3.25%, 02/15/29(c)	USD100	99,603
4.63%, 02/01/28(c)	USD75	74,904
Howard Hughes Corp.(The)
4.13%, 02/01/29(c)	USD90	87,073
4.38%, 02/01/31(c)	USD65	61,615
5.38%, 08/01/28(c)	USD100	100,021
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(c)	USD90	92,148
7.38%, 07/15/32(c)	USD80	84,434
HUB International Ltd.
5.63%, 12/01/29(c)(d)	USD65	64,916
7.25%, 06/15/30(c)	USD405	422,852
7.38%, 01/31/32(c)(d)	USD255	267,042
Hudson Pacific Properties LP
3.25%, 01/15/30(d)	USD35	29,662
3.95%, 11/01/27	USD100	95,932

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
4.65%, 04/01/29	USD100	$91,505
Huntsman International LLC
2.95%, 06/15/31(d)	USD100	85,387
4.50%, 05/01/29	USD75	72,244
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD85	74,965
5.25%, 05/15/27	USD167	165,187
9.00%, 06/15/30	USD90	87,703
9.75%, 01/15/29	USD75	75,485
10.00%, 11/15/29(c)	USD125	126,166
iHeartCommunications, Inc.
7.75%, 08/15/30(c)	USD77	65,531
9.13%, 05/01/29(c)	USD96	90,879
10.88%, 05/01/30(c)	USD96	79,317
Imola Merger Corp., 4.75%, 05/15/29(c)	USD250	246,031
Incora Top Holdco LLC, 6.00%, 01/31/33(f)(j)	USD27	6,344
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(c)	USD150	148,189
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(c)	USD225	197,280
ION Platform Finance U.S., Inc./ION Platform Finance Sarl
5.75%, 05/15/28(c)	USD50	47,236
9.50%, 05/30/29(c)(d)	USD125	120,496
Series 144@, 8.75%, Series 144@, 05/01/29(c)	USD100	95,394
IQVIA, Inc.
2.25%, 01/15/28(a)	EUR100	116,626
2.25%, 03/15/29(a)	EUR100	114,989
2.88%, 06/15/28(a)	EUR100	117,710
5.00%, 05/15/27(c)	USD120	119,956
6.25%, 06/01/32(c)	USD245	255,003
6.50%, 05/15/30(c)	USD75	77,706
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(c)	USD105	100,436
Iron Mountain, Inc.
4.50%, 02/15/31(c)	USD180	171,821
4.75%, 01/15/34(a)	EUR150	173,117
4.88%, 09/15/27(c)	USD120	119,875
4.88%, 09/15/29(c)	USD120	118,345
5.00%, 07/15/28(c)	USD100	99,722
5.25%, 03/15/28(c)	USD75	74,974
5.25%, 07/15/30(c)	USD170	168,262
5.63%, 07/15/32(c)	USD60	59,312
6.25%, 01/15/33(c)(d)	USD155	156,747
7.00%, 02/15/29(c)	USD125	128,382
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD165	158,706
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(c)	USD75	73,781
6.13%, 11/01/32(c)	USD215	218,968
6.75%, 05/01/33(c)	USD245	254,507
7.13%, 04/30/31(c)	USD185	194,438
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD180	177,057
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(c)	USD125	121,025
6.63%, 10/15/31(c)	USD75	74,306
JetBlue Airways Corp., 9.88%, 09/20/31(c)	USD240	241,172
Kaiser Aluminum Corp.
4.50%, 06/01/31(c)	USD60	57,945
5.88%, 03/01/34(c)	USD60	60,563
Security	Par (000)	Value
United States (continued)
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(c)	USD120	$125,962
Kennedy-Wilson, Inc.
4.75%, 03/01/29	USD55	53,877
4.75%, 02/01/30(d)	USD100	96,111
5.00%, 03/01/31(d)	USD71	68,232
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(c)	USD75	75,091
Kinetik Holdings LP
5.88%, 06/15/30(c)(d)	USD120	121,507
6.63%, 12/15/28(c)	USD115	118,388
Kodiak Gas Services LLC
6.50%, 10/01/33(c)	USD105	107,511
6.75%, 10/01/35(c)	USD95	98,180
Kohl's Corp., 5.13%, 05/01/31	USD75	64,150
LABL, Inc.
10.50%, 07/15/27(c)(d)(e)	USD48	2,144
5.88%, 11/01/28(c)(e)	USD75	34,350
8.25%, 11/01/29(d)(e)	USD27	1,346
8.63%, 10/01/31(c)(e)(f)	USD100	45,535
Lamar Media Corp.
3.63%, 01/15/31	USD55	51,882
3.75%, 02/15/28	USD75	73,668
4.00%, 02/15/30	USD60	58,001
4.88%, 01/15/29	USD55	55,048
5.38%, 11/01/33(c)(d)	USD45	44,923
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(c)	USD115	110,917
4.38%, 01/31/32(c)	USD70	66,680
4.88%, 05/15/28(c)	USD65	65,102
LBM Acquisition LLC
6.25%, 01/15/29(c)(d)	USD155	143,025
9.50%, 06/15/31(c)(d)	USD110	115,929
LCM Investments Holdings II LLC
4.88%, 05/01/29(c)	USD125	123,060
8.25%, 08/01/31(c)	USD105	110,599
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(c)	USD75	50,393
6.75%, 10/15/27(c)	USD165	115,586
Level 3 Financing, Inc.
6.88%, 06/30/33(c)	USD250	257,913
7.00%, 03/31/34(c)	USD325	336,299
8.50%, 01/15/36(c)	USD170	174,138
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR100	119,491
LGI Homes, Inc.
7.00%, 11/15/32(c)(d)	USD35	34,104
8.75%, 12/15/28(c)	USD50	52,068
LifePoint Health, Inc.
5.38%, 01/15/29(c)	USD70	67,968
8.38%, 02/15/32(c)(d)	USD110	119,412
9.88%, 08/15/30(c)	USD90	96,572
10.00%, 06/01/32(c)	USD85	89,741
11.00%, 10/15/30(c)	USD125	136,395
Light & Wonder International, Inc.
6.25%, 10/01/33(c)	USD115	116,465
7.25%, 11/15/29(c)	USD50	51,325
7.50%, 09/01/31(c)	USD100	104,798
Lightning Power LLC, 7.25%, 08/15/32(c)	USD160	170,208
Lithia Motors, Inc.
3.88%, 06/01/29(c)	USD80	77,362

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
4.38%, 01/15/31(c)	USD75	$72,187
4.63%, 12/15/27(c)	USD50	49,914
5.50%, 10/01/30(c)	USD75	75,502
Live Nation Entertainment, Inc.
3.75%, 01/15/28(c)	USD70	69,054
4.75%, 10/15/27(c)(d)	USD120	119,917
6.50%, 05/15/27(c)	USD135	135,587
Lumen Technologies, Inc.
4.13%, 04/15/30(c)	USD50	49,979
10.00%, 10/15/32(c)	USD56	56,112
Macy's Retail Holdings LLC
6.13%, 03/15/32(c)(d)	USD45	45,427
7.38%, 08/01/33(c)(d)	USD45	47,507
Madison IAQ LLC
4.13%, 06/30/28(c)	USD100	98,730
5.88%, 06/30/29(c)	USD105	104,945
Magnera Corp.
4.75%, 11/15/29(c)(d)	USD75	67,684
7.25%, 11/15/31(c)(d)	USD120	113,754
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(c)	USD95	90,400
Matador Resources Co.
6.25%, 04/15/33(c)	USD100	100,676
6.50%, 04/15/32(c)(d)	USD130	132,308
6.88%, 04/15/28(c)	USD45	45,904
Match Group Holdings II LLC
3.63%, 10/01/31(c)(d)	USD110	99,619
4.13%, 08/01/30(c)	USD60	56,460
4.63%, 06/01/28(c)	USD85	84,100
5.00%, 12/15/27(c)	USD50	50,012
6.13%, 09/15/33(c)	USD90	90,319
Mauser Packaging Solut, 9.25%, 04/15/30(c)	USD160	157,385
Mauser Packaging Solut SR, 7.88%, 04/15/30(c)	USD325	331,283
McAfee Corp., 7.38%, 02/15/30(c)(d)	USD235	187,182
McGraw-Hill Education, Inc.
5.75%, 08/01/28(c)	USD100	100,409
7.38%, 09/01/31(c)	USD100	105,670
8.00%, 08/01/29(c)	USD80	80,668
Medline Borrower LP, 5.25%, 10/01/29(c)	USD315	315,488
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(c)(d)	USD75	77,335
MGM Resorts International
4.75%, 10/15/28(d)	USD90	89,838
5.50%, 04/15/27	USD66	66,388
6.13%, 09/15/29(d)	USD150	153,353
6.50%, 04/15/32(d)	USD115	117,664
Michaels Companies, Inc.(The)
5.25%, 05/01/28(c)	USD90	89,061
7.88%, 05/01/29(c)(d)	USD190	185,089
Millrose Properties, Inc.
6.25%, 09/15/32(c)	USD95	96,106
6.38%, 08/01/30(c)	USD155	158,307
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(c)	USD75	76,799
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(c)(d)	USD75	72,717
MKS, Inc. Co. GUAR REGS 02/34 4.25, 4.25%, 02/15/34(a)	EUR100	118,430
Security	Par (000)	Value
United States (continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(c)	USD95	$98,887
11.88%, 04/15/31(c)	USD80	84,075
Molina Healthcare, Inc.
3.88%, 11/15/30(c)	USD125	115,234
3.88%, 05/15/32(c)	USD85	76,563
4.38%, 06/15/28(c)	USD105	103,011
6.25%, 01/15/33(c)	USD75	75,515
6.50%, 02/15/31(c)	USD100	102,266
MPH Acquisition Holdings LLC
5.75%, 12/31/30(c)(d)	USD114	97,585
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(c)(h)	USD114	96,173
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(c)(h)	USD98	103,008
MPT Operating Partnership LP/MPT Finance Corp.
3.38%, 04/24/30	GBP125	124,714
3.50%, 03/15/31	USD185	135,873
4.63%, 08/01/29	USD100	85,683
5.00%, 10/15/27	USD160	156,156
7.00%, 02/15/32(a)	EUR125	154,476
8.50%, 02/15/32(c)	USD190	203,353
Murphy Oil Corp., 6.50%, 02/15/34	USD75	74,863
Murphy Oil USA, Inc.
3.75%, 02/15/31(c)(d)	USD80	75,044
4.75%, 09/15/29	USD25	24,822
Nabors Industries, Inc.
7.63%, 11/15/32(c)	USD75	76,257
8.88%, 08/15/31(c)(d)	USD100	101,594
9.13%, 01/31/30(c)(d)	USD95	100,318
National Mentor Holdings, Inc., 10.50%, 12/15/30(c)(d)	USD150	155,037
Navient Corp.
4.88%, 03/15/28	USD55	53,906
5.00%, 03/15/27	USD85	84,456
5.50%, 03/15/29(d)	USD90	87,988
7.88%, 06/15/32(d)	USD90	90,865
9.38%, 07/25/30(d)	USD95	102,276
11.50%, 03/15/31	USD50	54,362
NCL Corp. Ltd.
5.88%, 01/15/31(c)	USD140	140,391
6.25%, 09/15/33(c)(d)	USD110	110,490
6.75%, 02/01/32(c)(d)	USD265	271,823
7.75%, 02/15/29(c)	USD60	64,134
NCL Finance Ltd., 6.13%, 03/15/28(c)	USD75	77,043
NCR Atleos Corp., 9.50%, 04/01/29(c)	USD150	160,595
NCR Voyix Corp.
5.00%, 10/01/28(c)	USD95	93,896
5.13%, 04/15/29(c)	USD50	49,292
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(c)	USD310	318,217
9.50%, 02/15/33(c)	USD25	25,466
10.38%, 05/15/31(c)	USD140	147,946
Newell Brands, Inc.
6.38%, 09/15/27	USD110	111,294
6.38%, 05/15/30(d)	USD100	98,909
6.63%, 09/15/29(d)	USD50	49,984
6.63%, 05/15/32(d)	USD85	83,121
8.50%, 06/01/28(c)	USD145	152,032

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Nexstar Media, Inc.
4.75%, 11/01/28(c)(d)	USD120	$119,264
5.63%, 07/15/27(c)	USD200	200,030
NFE Financing LLC, 12.00%, 11/15/29(c)(d)(e)	USD375	133,136
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(c)	USD105	108,911
8.38%, 02/15/32(c)	USD190	198,617
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(c)	USD75	71,399
5.30%, 09/13/27(c)	USD75	75,310
5.63%, 09/29/28(c)	USD105	105,223
6.13%, 09/30/30(c)	USD160	159,445
7.05%, 09/15/28(c)	USD75	77,681
Noble Finance II LLC, 8.00%, 04/15/30(c)	USD170	177,219
Nordstrom, Inc.
4.25%, 08/01/31	USD55	50,705
4.38%, 04/01/30(d)	USD55	52,461
Northern Oil & Gas, Inc.
7.88%, 10/15/33(c)	USD80	80,567
8.75%, 06/15/31(c)(d)	USD90	93,128
Novelis Corp.
3.88%, 08/15/31(c)	USD145	132,675
4.75%, 01/30/30(c)	USD195	188,866
6.38%, 08/15/33(c)	USD95	96,701
6.88%, 01/30/30(c)(d)	USD95	98,454
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR100	116,612
NRG Energy, Inc.
3.38%, 02/15/29(c)	USD85	81,481
3.63%, 02/15/31(c)	USD155	144,789
3.88%, 02/15/32(c)	USD61	56,987
5.25%, 06/15/29(c)	USD115	115,284
5.75%, 01/15/28	USD80	79,969
5.75%, 07/15/29(c)	USD120	120,383
5.75%, 01/15/34(c)	USD150	150,830
6.00%, 02/01/33(c)	USD110	112,032
6.00%, 01/15/36(c)	USD280	282,709
6.25%, 11/01/34(c)	USD170	174,263
NuStar Logistics LP
5.63%, 04/28/27	USD70	70,683
6.38%, 10/01/30(d)	USD85	89,002
OI European Group BV
4.75%, 02/15/30(c)	USD65	62,888
6.25%, 05/15/28(a)	EUR100	121,460
Olin Corp.
5.00%, 02/01/30(d)	USD75	73,227
5.63%, 08/01/29(d)	USD110	109,824
6.63%, 04/01/33(c)	USD95	93,064
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR100	117,171
4.25%, 10/01/28(c)	USD100	97,076
6.13%, 02/15/33(a)	EUR100	118,517
6.25%, 10/01/29(c)	USD50	49,046
7.25%, 06/15/31(c)	USD75	76,907
Series 144*, 7.25%, Series 144*, 02/15/33(c)	USD200	199,219
OneMain Finance Corp.
3.88%, 09/15/28	USD60	58,376
4.00%, 09/15/30	USD100	93,704
5.38%, 11/15/29	USD95	94,759
6.13%, 05/15/30	USD80	81,575
6.50%, 03/15/33	USD105	105,539
Security	Par (000)	Value
United States (continued)
6.63%, 01/15/28	USD100	$102,626
6.63%, 05/15/29	USD125	128,974
6.75%, 03/15/32	USD100	102,172
6.75%, 09/15/33	USD110	111,272
7.13%, 11/15/31	USD85	88,128
7.13%, 09/15/32	USD100	103,533
7.50%, 05/15/31	USD90	94,290
7.88%, 03/15/30	USD95	100,208
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(c)	USD275	269,398
5.13%, 04/30/31(c)	USD275	249,468
2.88%, 04/30/28(a)	EUR150	174,548
6.75%, 05/15/34(c)	USD50	48,765
7.88%, 05/15/34(c)	USD70	65,838
Osaic Holdings, Inc.
6.75%, 08/01/32(c)	USD60	62,213
8.00%, 08/01/33(c)	USD35	36,283
Series Jan, 8.00%, Series Jan, 08/01/33(c)	USD15	15,562
Series JAN, 6.75%, Series JAN, 08/01/32(c)	USD25	25,883
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(c)	USD85	82,946
4.63%, 03/15/30(c)(d)	USD75	73,200
5.00%, 08/15/27(c)	USD80	79,940
7.38%, 02/15/31(c)	USD65	68,487
Owens & Minor, Inc.
4.50%, 03/31/29(c)(d)	USD60	39,387
6.63%, 04/01/30(c)(d)	USD75	42,015
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27(c)	USD60	60,166
7.25%, 05/15/31(c)(d)	USD105	106,797
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(b)	USD100	102,545
Panther Escrow Issuer LLC, 7.13%, 06/01/31(c)	USD370	381,013
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)	USD80	72,836
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(d)	USD130	121,754
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(c)	USD95	92,919
5.88%, 10/01/28(c)	USD75	75,103
7.00%, 02/01/30(c)	USD75	77,134
Park River Holdings, Inc.
8.00%, 03/15/31(c)	USD100	102,940
8.75%, 12/31/30(c)(d)	USD75	74,753
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 3.00%, 06/15/29(a)	EUR100	109,830
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	USD120	119,838
7.88%, 09/15/30(c)(d)	USD75	75,086
9.88%, 03/15/30(c)(d)	USD110	116,765
PennyMac Financial Services, Inc.
4.25%, 02/15/29(c)	USD125	120,118
5.75%, 09/15/31(c)	USD70	69,220
6.75%, 02/15/34(c)	USD65	65,423
6.88%, 05/15/32(c)	USD110	112,426
6.88%, 02/15/33(c)	USD100	102,017
7.13%, 11/15/30(c)	USD85	87,752
7.88%, 12/15/29(c)	USD90	94,871

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Performance Food Group, Inc.
4.25%, 08/01/29(c)	USD120	$117,526
5.50%, 10/15/27(c)	USD130	130,236
6.13%, 09/15/32(c)	USD125	128,471
Perimeter Holdings LLC, 6.25%, 01/15/34(c)	USD35	35,002
Permian Resources Operating LLC
5.88%, 07/01/29(c)	USD95	95,434
6.25%, 02/01/33(c)(d)	USD145	149,365
7.00%, 01/15/32(c)	USD120	125,683
8.00%, 04/15/27(c)	USD50	50,451
Perrigo Finance Unlimited Co.
5.15%, 06/15/30	USD110	106,583
6.13%, 09/30/32(d)	USD75	73,744
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(c)	USD250	256,322
10.00%, 09/15/33(c)	USD75	78,060
PG&E Corp.
5.00%, 07/01/28	USD110	109,665
5.25%, 07/01/30	USD140	139,099
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)	USD225	232,098
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD110	101,541
4.25%, 04/15/31	USD115	112,155
6.25%, 07/01/33	USD125	133,817
6.88%, 05/15/34	USD50	55,352
Post Holdings, Inc.
4.50%, 09/15/31(c)	USD125	118,450
4.63%, 04/15/30(c)	USD180	175,693
6.25%, 02/15/32(c)	USD125	128,451
6.25%, 10/15/34(c)(d)	USD115	115,816
6.38%, 03/01/33(c)	USD175	176,395
6.50%, 03/15/36(c)	USD130	130,237
PRA Group, Inc.
8.38%, 02/01/28(c)	USD90	90,980
8.88%, 01/31/30(c)	USD80	80,556
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(c)	USD90	66,360
5.88%, 09/01/31(c)	USD75	48,407
Prestige Brands, Inc.
3.75%, 04/01/31(c)	USD60	55,997
5.13%, 01/15/28(c)	USD50	50,035
Prime Healthcare Services, Inc., 9.38%, 09/01/29(c)	USD195	203,116
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(c)	USD130	127,485
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(c)	USD75	73,225
6.25%, 04/01/29(c)	USD125	125,044
Qnity Electronics, Inc.
5.75%, 08/15/32(c)	USD135	137,642
6.25%, 08/15/33(c)	USD100	103,186
Quikrete Holdings, Inc.
6.38%, 03/01/32(c)	USD495	513,001
6.75%, 03/01/33(c)(d)	USD175	181,737
QVC, Inc., 6.88%, 04/15/29(c)	USD80	32,978
QXO Building Products, Inc., 6.75%, 04/30/32(c)	USD280	288,556
Radiology Partners, Inc.
8.50%, 07/15/32(c)	USD115	121,161
9.78%, 02/15/30, (9.78% PIK)(c)(h)	USD72	72,415
Security	Par (000)	Value
United States (continued)
Range Resources Corp., 4.75%, 02/15/30(c)(d)	USD60	$59,225
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(c)	USD145	145,404
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(c)	USD100	91,218
8.45%, 07/27/30(c)	USD50	50,785
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(c)	USD70	69,046
4.75%, 10/15/27	USD65	64,866
6.50%, 04/01/32(c)	USD135	139,718
6.50%, 06/15/33(c)	USD105	108,894
7.25%, 07/15/28(c)	USD40	41,170
Rithm Capital Corp.
8.00%, 04/01/29(c)	USD100	102,083
8.00%, 07/15/30(c)	USD65	66,160
ROBLOX Corp., 3.88%, 05/01/30(c)	USD125	119,657
Rocket Companies, Inc.
6.13%, 08/01/30(c)	USD250	256,067
6.38%, 08/01/33(c)(d)	USD260	269,882
Rocket Cos. Inc
6.50%, 08/01/29(c)	USD120	123,298
7.13%, 02/01/32(c)	USD145	151,566
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(c)	USD100	96,323
3.88%, 03/01/31(c)	USD155	145,345
4.00%, 10/15/33(c)(d)	USD90	82,423
Rocket Software, Inc.
6.50%, 02/15/29(c)	USD55	49,321
9.00%, 11/28/28(c)	USD125	124,783
Rockies Express Pipeline LLC
4.95%, 07/15/29(c)	USD70	69,802
6.75%, 03/15/33(c)	USD50	52,740
RR Donnelley & Sons Co.
9.50%, 08/01/29(c)	USD125	130,042
10.88%, 08/01/29(c)	USD50	51,454
Ryan Specialty LLC
4.38%, 02/01/30(c)	USD50	48,622
5.88%, 08/01/32(c)	USD135	137,071
Sabre Financial Borrower LLC, 11.13%, 06/15/29(c)	USD115	116,382
Sabre GLBL, Inc.
10.75%, 11/15/29(c)	USD40	32,555
10.75%, 03/15/30(c)	USD62	49,755
11.13%, 07/15/30(c)(d)	USD160	129,479
SAKS Global Enterprises LLC, 11.00%, (3-mo. CME Term SOFR + 12.50%), DIP Second Out Roll-Up DDTL12/15/29(b)(c)(e)	USD224	279
SBA Communications Corp.
3.13%, 02/01/29	USD165	157,519
3.88%, 02/15/27	USD195	193,370
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(c)	USD125	124,578
6.63%, 05/01/29(c)	USD75	74,988
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR100	124,258
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31(d)	USD45	42,405
4.38%, 02/01/32(d)	USD40	37,744
4.50%, 10/15/29(d)	USD45	44,276
Scripps Escrow II, Inc., 3.88%, 01/15/29(c)(d)	USD95	87,752

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(c)	USD70	$68,536
5.88%, 07/15/30(c)	USD60	61,734
8.25%, 12/15/29(c)	USD55	58,085
8.50%, 07/15/31(c)	USD65	68,841
9.63%, 12/01/32(c)	USD122	137,788
Sealed Air Corp.
4.00%, 12/01/27(c)(d)	USD48	47,802
5.00%, 04/15/29(c)	USD35	35,244
6.13%, 02/01/28(c)	USD95	96,494
6.50%, 07/15/32(c)	USD75	77,854
7.25%, 02/15/31(c)	USD100	104,279
Sensata Technologies BV
4.00%, 04/15/29(c)	USD95	93,029
5.88%, 09/01/30(c)	USD75	76,146
Sensata Technologies, Inc.
3.75%, 02/15/31(c)	USD80	74,882
4.38%, 02/15/30(c)	USD50	48,909
6.63%, 07/15/32(c)	USD50	52,228
Service Corp. International/U.S.
3.38%, 08/15/30	USD100	93,659
4.00%, 05/15/31	USD105	99,959
4.63%, 12/15/27	USD65	64,863
5.13%, 06/01/29(d)	USD100	100,530
5.75%, 10/15/32	USD100	101,673
Service Properties Trust
3.95%, 01/15/28	USD90	85,223
4.38%, 02/15/30(d)	USD35	30,384
4.95%, 02/15/27(d)	USD11	10,956
4.95%, 10/01/29(d)	USD60	53,000
5.50%, 12/15/27	USD65	64,487
8.38%, 06/15/29	USD70	70,718
8.63%, 11/15/31(c)	USD120	125,981
8.88%, 06/15/32(d)	USD100	99,173
SGUS LLC, 11.00%, 12/15/29(c)(e)	USD68	2,172
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.50%, 05/15/33(a)	EUR200	240,997
6.75%, 08/15/32(c)	USD190	193,717
Silgan Holdings, Inc., 2.25%, 06/01/28	EUR100	116,065
Sinclair Television Group, Inc.
5.50%, 03/01/30(c)(d)	USD90	78,537
8.13%, 02/15/33(c)	USD180	186,133
9.75%, 02/15/33(c)(d)	USD75	81,818
Sirius XM Radio LLC
3.88%, 09/01/31(c)(d)	USD240	219,156
4.00%, 07/15/28(c)	USD225	219,806
4.13%, 07/01/30(c)(d)	USD180	169,979
5.00%, 08/01/27(c)	USD190	189,970
5.50%, 07/01/29(c)(d)	USD180	180,824
Six Flags Entertainment Corp.
5.50%, 04/15/27(c)(d)	USD40	40,001
7.25%, 05/15/31(c)(d)	USD130	128,338
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(d)	USD85	81,628
5.38%, 04/15/27	USD70	70,036
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(c)(d)	USD90	91,958
Security	Par (000)	Value
United States (continued)
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(c)	USD50	$51,028
SM Energy Co.
6.50%, 07/15/28(d)	USD55	55,518
6.75%, 08/01/29(c)	USD130	131,548
7.00%, 08/01/32(c)(d)	USD90	90,242
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(c)	USD130	130,398
8.88%, 11/15/31(c)	USD130	138,711
Snap, Inc.
6.88%, 03/01/33(c)	USD155	159,024
6.88%, 03/15/34(c)	USD110	112,334
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(c)	USD120	120,538
Somnigroup International, Inc.
3.88%, 10/15/31(c)	USD125	116,647
4.00%, 04/15/29(c)	USD50	48,515
Sonic Automotive, Inc.
4.63%, 11/15/29(c)(d)	USD65	63,809
4.88%, 11/15/31(c)(d)	USD77	74,145
Sotheby's, 7.38%, 10/15/27(c)	USD75	74,602
SS&C Technologies, Inc.
5.50%, 09/30/27(c)	USD220	219,732
6.50%, 06/01/32(c)	USD95	98,081
Stagwell Global LLC, 5.63%, 08/15/29(c)	USD135	131,083
Standard Building Solutions, Inc.
5.88%, 03/15/34(c)	USD95	94,849
6.25%, 08/01/33(c)	USD130	132,844
6.50%, 08/15/32(c)	USD140	144,345
Standard Industries, Inc./New York
3.38%, 01/15/31(c)	USD145	133,738
4.38%, 07/15/30(c)	USD185	178,567
4.75%, 01/15/28(c)	USD110	109,438
Staples, Inc.
10.75%, 09/01/29(c)	USD300	294,324
12.75%, 01/15/30(c)	USD97	79,225
Star Parent, Inc., 9.00%, 10/01/30(c)	USD125	131,870
Starwood Property Trust, Inc.
5.25%, 10/15/28(c)	USD50	50,260
5.75%, 01/15/31(c)	USD75	76,034
6.00%, 04/15/30(c)	USD75	77,059
6.50%, 07/01/30(c)	USD75	78,041
6.50%, 10/15/30(c)	USD70	72,904
7.25%, 04/01/29(c)	USD65	68,592
Station Casinos LLC
4.50%, 02/15/28(c)	USD70	69,648
4.63%, 12/01/31(c)(d)	USD55	52,769
6.63%, 03/15/32(c)	USD75	76,672
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(c)	USD70	72,233
StoneX Group, Inc., 7.88%, 03/01/31(c)	USD75	79,774
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)	USD90	86,477
Sunoco LP
3.88%, 06/16/26(c)	CAD75	55,080
4.38%, 03/26/29(c)	CAD100	72,775
4.50%, 10/01/29(c)	USD120	117,799
4.63%, 05/01/30(c)	USD105	102,392
5.63%, 03/15/31(c)	USD115	115,825
5.88%, 07/15/27(c)	USD65	65,044
5.88%, 03/15/34(c)	USD125	125,321

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
6.25%, 07/01/33(c)	USD155	$159,340
6.63%, 08/15/32(c)	USD95	98,052
7.00%, 05/01/29(c)	USD60	62,347
7.25%, 05/01/32(c)	USD95	100,415
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD100	98,486
4.50%, 04/30/30	USD108	105,427
5.88%, 03/15/28	USD50	50,024
6.00%, 04/15/27	USD50	50,029
7.00%, 09/15/28(c)	USD70	72,222
Surgery Center Holdings, Inc., 7.25%, 04/15/32(c)	USD150	150,763
Synchrony Financial, 7.25%, 02/02/33	USD85	90,239
Talen Energy Supply LLC
6.25%, 02/01/34(c)(d)	USD230	233,335
6.50%, 02/01/36(c)	USD170	174,184
8.63%, 06/01/30(c)(d)	USD135	142,406
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(c)	USD95	94,982
6.00%, 12/31/30(c)	USD90	91,261
6.00%, 09/01/31(c)	USD90	90,494
6.75%, 03/15/34(c)	USD80	81,384
7.38%, 02/15/29(c)	USD95	98,356
Talos Production, Inc.
9.00%, 02/01/29(c)	USD85	88,458
9.38%, 02/01/31(c)(d)	USD95	100,487
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(c)(d)	USD70	70,370
5.75%, 01/15/28(c)	USD55	56,019
5.75%, 11/15/32(c)	USD70	71,825
Team Health Holdings, Inc.
8.38%, 06/30/28(c)	USD75	75,754
13.50%, 06/30/28, (9.00% Cash and 4.50% PIK)(c)(h)	USD128	135,028
TEGNA, Inc.
4.63%, 03/15/28	USD125	123,991
5.00%, 09/15/29	USD180	178,715
Teleflex, Inc., 4.25%, 06/01/28(c)	USD100	98,531
Tenet Healthcare Corp.
4.25%, 06/01/29	USD210	206,546
4.38%, 01/15/30	USD230	226,020
4.63%, 06/15/28	USD60	59,825
5.13%, 11/01/27	USD170	169,917
5.50%, 11/15/32(c)	USD195	196,857
6.00%, 11/15/33(c)(d)	USD90	92,610
6.13%, 10/01/28	USD202	202,325
6.13%, 06/15/30	USD210	214,525
6.75%, 05/15/31	USD180	187,092
Tenneco, Inc., 8.00%, 11/17/28(c)	USD250	251,211
Terex Corp.
5.00%, 05/15/29(c)	USD75	74,690
6.25%, 10/15/32(c)(d)	USD75	76,738
TerraForm Power Operating LLC
4.75%, 01/15/30(c)	USD85	82,412
5.00%, 01/31/28(c)	USD85	84,966
TKC Holdings, Inc.
6.88%, 05/15/28(c)	USD85	85,594
10.50%, 05/15/29(c)	USD85	87,391
TopBuild Corp.
4.13%, 02/15/32(c)	USD75	71,262
5.63%, 01/31/34(c)	USD90	90,894
Security	Par (000)	Value
United States (continued)
TransDigm, Inc.
4.63%, 01/15/29	USD150	$149,285
4.88%, 05/01/29(d)	USD125	124,648
6.00%, 01/15/33(c)	USD220	224,081
6.25%, 01/31/34(c)	USD85	87,796
6.38%, 03/01/29(c)	USD335	344,526
6.38%, 05/31/33(c)	USD325	331,419
6.63%, 03/01/32(c)	USD330	341,741
6.75%, 08/15/28(c)	USD245	249,337
6.75%, 01/31/34(c)	USD240	248,352
6.88%, 12/15/30(c)	USD175	182,266
7.13%, 12/01/31(c)	USD120	125,791
Transocean International Ltd.
7.88%, 10/15/32(c)(d)	USD60	63,302
8.25%, 05/15/29(c)(d)	USD125	127,269
8.50%, 05/15/31(c)(d)	USD130	132,235
8.75%, 02/15/30(c)	USD109	113,333
Transocean Titan Financing Ltd., 8.38%, 02/01/28(c)	USD61	61,992
Travel & Leisure Co.
4.50%, 12/01/29(c)	USD65	63,286
6.00%, 04/01/27	USD50	50,631
6.13%, 09/01/33(c)	USD50	50,470
Tronox, Inc.
4.63%, 03/15/29(c)(d)	USD155	118,794
9.13%, 09/30/30(c)(d)	USD60	59,238
Twilio, Inc.
3.63%, 03/15/29	USD65	62,075
3.88%, 03/15/31(d)	USD50	47,255
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(c)(d)	USD150	150,684
U.S. Foods, Inc.
4.63%, 06/01/30(c)	USD55	54,173
4.75%, 02/15/29(c)	USD90	89,661
5.75%, 04/15/33(c)	USD55	55,917
6.88%, 09/15/28(c)	USD95	98,022
7.25%, 01/15/32(c)	USD95	99,668
UKG, Inc., 6.88%, 02/01/31(c)	USD325	324,687
United Airlines Holdings, Inc., 5.38%, 03/01/31	USD40	40,413
United Rentals North America, Inc.
3.75%, 01/15/32(d)	USD105	98,101
3.88%, 11/15/27	USD125	123,991
3.88%, 02/15/31	USD150	142,930
4.00%, 07/15/30	USD95	91,663
4.88%, 01/15/28(d)	USD195	195,002
5.25%, 01/15/30	USD115	116,256
5.38%, 11/15/33(c)	USD195	194,926
6.13%, 03/15/34(c)	USD135	140,479
United Wholesale Mortgage LLC
5.50%, 04/15/29(c)	USD75	74,139
5.75%, 06/15/27(c)	USD70	70,083
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(c)	USD100	95,206
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(c)	USD65	64,818
6.50%, 02/15/29(c)	USD155	150,534
8.63%, 06/15/32(c)(d)	USD65	65,618
Series Feb, 8.63%, Series Feb, 06/15/32(c)	USD15	15,125
Univision Communications, Inc.
4.50%, 05/01/29(c)	USD155	148,125

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
7.38%, 06/30/30(c)	USD115	$116,333
8.00%, 08/15/28(c)	USD185	190,855
8.50%, 07/31/31(c)	USD165	172,229
9.38%, 08/01/32(c)	USD195	209,697
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(c)(d)	USD105	106,269
7.13%, 03/15/29(c)	USD120	124,184
UWM Holdings LLC
6.25%, 03/15/31(c)	USD120	119,247
6.63%, 02/01/30(c)	USD100	100,600
Vail Resorts, Inc.
5.63%, 07/15/30(c)	USD65	66,017
6.50%, 05/15/32(c)	USD75	77,710
Valaris Ltd., 8.38%, 04/30/30(c)	USD120	125,334
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(c)(d)	USD205	177,530
6.25%, 01/15/30(c)	USD115	117,786
3.88%, 08/15/29(c)	USD175	166,207
4.13%, 08/15/31(c)	USD160	147,472
Venture Global LNG, Inc.
7.00%, 01/15/30(c)(d)	USD180	181,190
8.13%, 06/01/28(c)	USD305	312,331
8.38%, 06/01/31(c)(d)	USD265	271,006
9.50%, 02/01/29(c)	USD365	388,820
9.88%, 02/01/32(c)(d)	USD250	264,191
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(c)	USD260	267,671
6.50%, 01/15/34(c)	USD235	243,614
6.50%, 06/15/34(c)	USD140	144,781
6.75%, 01/15/36(c)	USD240	251,550
7.50%, 05/01/33(c)	USD155	169,849
7.75%, 05/01/35(c)	USD160	178,406
Veritiv Operating Co., 10.50%, 11/30/30(c)	USD125	133,942
Versant Media Group, Inc., 7.25%, 01/30/31(c)	USD115	117,885
VF Corp.
0.25%, 02/25/28	EUR100	110,712
0.63%, 02/25/32	EUR100	94,202
2.80%, 04/23/27	USD50	48,813
2.95%, 04/23/30	USD75	68,253
Viasat, Inc.
5.63%, 04/15/27(c)(d)	USD60	59,941
6.50%, 07/15/28(c)	USD40	39,443
7.50%, 05/30/31(c)	USD95	92,046
Viking Cruises Ltd.
5.88%, 10/15/33(c)	USD200	202,894
7.00%, 02/15/29(c)	USD50	50,155
9.13%, 07/15/31(c)	USD100	106,627
Vistra Operations Co. LLC
4.38%, 05/01/29(c)	USD185	182,825
5.00%, 07/31/27(c)	USD165	165,065
5.63%, 02/15/27(c)	USD170	170,164
6.88%, 04/15/32(c)	USD140	147,104
7.75%, 10/15/31(c)	USD170	179,774
Vital Energy, Inc., 7.88%, 04/15/32(c)	USD140	139,249
VOC Escrow Ltd., 5.00%, 02/15/28(c)	USD70	69,906
VoltaGrid LLC, 7.38%, 11/01/30(c)	USD265	268,618
Voyager Parent LLC, 9.25%, 07/01/32(c)	USD235	249,814
Wand NewCo 3, Inc., 7.63%, 01/30/32(c)	USD140	147,251
Warnermedia Holdings, Inc.
3.76%, 03/15/27	USD150	149,006
Security	Par (000)	Value
United States (continued)
4.05%, 03/15/29	USD175	$170,223
4.28%, 03/15/32	USD375	330,197
Wayfair LLC
6.75%, 11/15/32(c)	USD95	98,301
7.25%, 10/31/29(c)	USD100	104,459
7.75%, 09/15/30(c)	USD75	79,870
WBI Operating LLC
6.25%, 10/15/30(c)(d)	USD100	101,032
6.50%, 10/15/33(c)	USD100	100,971
Weatherford International Ltd., 6.75%, 10/15/33(c)	USD185	191,413
WESCO Distribution, Inc.
6.38%, 03/15/29(c)	USD125	128,917
6.38%, 03/15/33(c)(d)	USD145	151,139
6.63%, 03/15/32(c)(d)	USD115	120,188
7.25%, 06/15/28(c)	USD140	141,778
Whirlpool Corp.
4.75%, 02/26/29	USD75	74,071
6.13%, 06/15/30	USD90	90,268
6.50%, 06/15/33(d)	USD115	113,280
Whirlpool EMEA Finance Sarl, 0.50%, 02/20/28	EUR100	110,985
Williams Scotsman, Inc.
4.63%, 08/15/28(c)	USD65	64,745
6.63%, 06/15/29(c)	USD55	56,818
6.63%, 04/15/30(c)	USD65	67,364
7.38%, 10/01/31(c)(d)	USD95	99,037
Windstream Services LLC, 7.50%, 10/15/33(c)	USD165	170,446
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(c)	USD275	287,977
WR Grace Holdings LLC
4.88%, 06/15/27(c)	USD78	77,878
5.63%, 08/15/29(c)	USD145	138,595
6.63%, 08/15/32(c)	USD85	84,579
7.00%, 08/01/33(c)	USD50	50,092
WULF Compute LLC, 7.75%, 10/15/30(c)	USD460	479,654
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(c)	USD100	100,464
6.25%, 03/15/33(c)	USD120	122,227
7.13%, 02/15/31(c)	USD130	140,077
Xerox Corp.
10.25%, 10/15/30(c)	USD45	37,108
13.50%, 04/15/31(c)	USD50	36,416
Xerox Holdings Corp.
5.50%, 08/15/28(c)	USD100	44,206
8.88%, 11/30/29(c)	USD65	24,879
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(c)(d)	USD60	59,419
7.25%, 01/15/29(c)(d)	USD100	103,133
7.75%, 04/15/34(c)	USD90	91,717
8.38%, 01/15/31(c)(d)	USD105	110,341
8.63%, 03/15/33(c)	USD115	120,684
XPO, Inc.
7.13%, 06/01/31(c)	USD45	46,721
7.13%, 02/01/32(c)(d)	USD100	105,044
Yum! Brands, Inc.
3.63%, 03/15/31	USD120	113,252
4.63%, 01/31/32(d)	USD130	127,127
4.75%, 01/15/30(c)	USD125	124,745
5.38%, 04/01/32	USD170	172,074

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (9.25 % Cash)(c)(h)	USD135	$131,778
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(c)(h)	USD90	82,205
		132,775,378
Total Corporate Bonds & Notes — 95.7% (Cost: $196,955,370)		199,312,686
Floating Rate Loan Interests
United States — 0.1%
Radiate Holdco, LLC, 4.39%, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50% and 1.50% PIK), 2025 FLFO Term Loan09/25/29(b)(h)	$0	95
SAKS Global Enterprises LLC
0.00%, DIP Second Out Roll-Up DDTL, (k)	73	88,272
0.00%, PIK DIP Fisrt Out Term Loan, 07/07/26(b)(k)	21	21,582
14.68%, DIP First Out Interim Delayed Draw Term Loan, 01/14/33(b)	80	79,936
Total Floating Rate Loan Interests — 0.1% (Cost: $168,305)		189,885
	Shares
Common Stocks
Luxembourg — 0.0%
Yeoman Capital SA, NVS(j)	3,069	26,829
Yeoman Capital SA, NVS	5,247	43,487
		70,316
United States — 0.0%
Incora Top Holdco LLC, NVS(d)(j)	1,351	8,039
Total Common Stocks — 0.0% (Cost: $340,159)		78,355
Total Long-Term Investments — 95.8% (Cost: $197,463,834)		199,580,926
Security	Shares	Value
Short-Term Securities
Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(l)(m)(n)	21,708,643	$21,719,497
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(l)(m)	2,260,000	2,260,000
Total Short-Term Securities — 11.5% (Cost: $23,968,676)		23,979,497
Total Investments — 107.3% (Cost: $221,432,510)		223,560,423
Liabilities in Excess of Other Assets — (7.3)%		(15,243,084)
Net Assets — 100.0%		$208,317,339

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,035,087	$—	$(315,587)(a)	$211	$(214)	$21,719,497	21,708,643	$25,057 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,030,000	—	(770,000)(a)	—	—	2,260,000	2,260,000	9,808	—
				$211	$(214)	$23,979,497		$34,865	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$199,306,342	$6,344	$199,312,686
Floating Rate Loan Interests	—	189,885	—	189,885
Common Stocks	—	43,487	34,868	78,355
Short-Term Securities
Money Market Funds	23,979,497	—	—	23,979,497
	$23,979,497	$199,539,714	$41,212	$223,560,423

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® US & Intl High Yield Corp Bond ETF

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DIP	Debtor-In-Possession
EURIBOR	Euro Interbank Offered Rate

NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate